UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
401 Union Street, 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
401 Union Street
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           October 31
Date of reporting period:        November 1, 2024 to October 31, 2025

EXPLANATORY NOTE
The Registrant is filing this Certified Shareholder Report on Form N-CSR in three (3) separate submissions due to file size limitations on EDGAR submissions. This initial submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). The two companion submissions (the “first companion submission” and the “second companion submission”) to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Item 1, the companion submissions will be identical in all material respects to this initial submission, including with respect to Items 6 and 7, which cover all of the Registrant’s reports submitted with this submission, the first companion submission and the second companion submission.
Item 1. Reports to Stockholders

Conservative Strategy Fund

Class A

RCLAX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Conservative Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$56	0.54%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	Bloomberg U.S. Universal Index
2015	9,425	10,000
2016	9,799	10,507
2017	10,285	10,692
2018	10,095	10,484
2019	10,849	11,674
2020	10,931	12,370
2021	11,921	12,429
2022	9,919	10,467
2023	10,104	10,592
2024	11,556	11,778
2025	12,468	12,544

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	1.68%	1.45%	2.23%
Class A - no sales charge	7.90%	2.67%	2.84%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$59,610
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$(104)
Portfolio Turnover Rate	22%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.6%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Conservative Strategy Fund

Class A

Annual Shareholder Report

RCLAX

October 31, 2025

Conservative Strategy Fund

Class C

RCLCX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Conservative Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$134	1.29%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	Bloomberg U.S. Universal Index
2015	10,000	10,000
2016	10,322	10,507
2017	10,747	10,692
2018	10,472	10,484
2019	11,172	11,674
2020	11,171	12,370
2021	12,094	12,429
2022	9,998	10,467
2023	10,107	10,592
2024	11,473	11,778
2025	12,285	12,544

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	7.07%	1.92%	2.08%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$59,610
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$(104)
Portfolio Turnover Rate	22%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.6%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Conservative Strategy Fund

Class C

Annual Shareholder Report

RCLCX

October 31, 2025

Conservative Strategy Fund

Class R1

RCLRX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Conservative Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$23	0.22%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R1	Bloomberg U.S. Universal Index
2015	10,000	10,000
2016	10,435	10,507
2017	10,992	10,692
2018	10,832	10,484
2019	11,684	11,674
2020	11,804	12,370
2021	12,908	12,429
2022	10,778	10,467
2023	11,007	10,592
2024	12,628	11,778
2025	13,676	12,544

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R1	8.30%	2.99%	3.18%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$59,610
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$(104)
Portfolio Turnover Rate	22%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.6%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Conservative Strategy Fund

Class R1

Annual Shareholder Report

RCLRX

October 31, 2025

Conservative Strategy Fund

Class R5

RCLVX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Conservative Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$75	0.72%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R5	Bloomberg U.S. Universal Index
2015	10,000	10,000
2016	10,388	10,507
2017	10,886	10,692
2018	10,672	10,484
2019	11,454	11,674
2020	11,515	12,370
2021	12,540	12,429
2022	10,419	10,467
2023	10,590	10,592
2024	12,090	11,778
2025	13,023	12,544

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R5	7.72%	2.49%	2.68%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$59,610
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$(104)
Portfolio Turnover Rate	22%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.6%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Conservative Strategy Fund

Class R5

Annual Shareholder Report

RCLVX

October 31, 2025

Conservative Strategy Fund

Class S

RCLSX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Conservative Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$36	0.35%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	Bloomberg U.S. Universal Index
2015	10,000	10,000
2016	10,420	10,507
2017	10,962	10,692
2018	10,780	10,484
2019	11,613	11,674
2020	11,723	12,370
2021	12,804	12,429
2022	10,680	10,467
2023	10,894	10,592
2024	12,486	11,778
2025	13,494	12,544

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	8.07%	2.85%	3.04%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$59,610
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$(104)
Portfolio Turnover Rate	22%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	75.6%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Conservative Strategy Fund

Class S

Annual Shareholder Report

RCLSX

October 31, 2025

Moderate Strategy Fund

Class A

RMLAX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Moderate Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$53	0.50%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	Bloomberg U.S. Universal Index
2015	9,422	10,000
2016	9,920	10,507
2017	10,762	10,692
2018	10,422	10,484
2019	11,286	11,674
2020	10,817	12,370
2021	12,676	12,429
2022	10,521	10,467
2023	10,871	10,592
2024	12,902	11,778
2025	14,299	12,544

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	4.49%	4.48%	3.64%
Class A - no sales charge	10.83%	5.74%	4.26%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$125,674
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$(82)
Portfolio Turnover Rate	21%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	54.1%
International Equities	24.0%
Domestic Equities	12.0%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Moderate Strategy Fund

Class A

Annual Shareholder Report

RMLAX

October 31, 2025

Moderate Strategy Fund

Class C

RMLCX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Moderate Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$131	1.25%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	Bloomberg U.S. Universal Index
2015	10,000	10,000
2016	10,453	10,507
2017	11,260	10,692
2018	10,813	10,484
2019	11,633	11,674
2020	11,067	12,370
2021	12,867	12,429
2022	10,603	10,467
2023	10,871	10,592
2024	12,800	11,778
2025	14,090	12,544

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	10.08%	4.95%	3.49%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$125,674
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$(82)
Portfolio Turnover Rate	21%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	54.1%
International Equities	24.0%
Domestic Equities	12.0%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Moderate Strategy Fund

Class C

Annual Shareholder Report

RMLCX

October 31, 2025

Moderate Strategy Fund

Class R1

RMLRX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Moderate Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$26	0.25%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R1	Bloomberg U.S. Universal Index
2015	10,000	10,000
2016	10,560	10,507
2017	11,484	10,692
2018	11,144	10,484
2019	12,118	11,674
2020	11,639	12,370
2021	13,661	12,429
2022	11,379	10,467
2023	11,778	10,592
2024	14,016	11,778
2025	15,585	12,544

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R1	11.19%	6.01%	4.54%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$125,674
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$(82)
Portfolio Turnover Rate	21%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	54.1%
International Equities	24.0%
Domestic Equities	12.0%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Moderate Strategy Fund

Class R1

Annual Shareholder Report

RMLRX

October 31, 2025

Moderate Strategy Fund

Class R5

RMLVX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Moderate Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$79	0.75%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R5	Bloomberg U.S. Universal Index
2015	10,000	10,000
2016	10,506	10,507
2017	11,368	10,692
2018	10,979	10,484
2019	11,876	11,674
2020	11,350	12,370
2021	13,260	12,429
2022	10,988	10,467
2023	11,315	10,592
2024	13,397	11,778
2025	14,814	12,544

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R5	10.58%	5.47%	4.01%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$125,674
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$(82)
Portfolio Turnover Rate	21%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	54.1%
International Equities	24.0%
Domestic Equities	12.0%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Moderate Strategy Fund

Class R5

Annual Shareholder Report

RMLVX

October 31, 2025

Moderate Strategy Fund

Class S

RMLSX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Moderate Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$35	0.33%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	Bloomberg U.S. Universal Index
2015	10,000	10,000
2016	10,543	10,507
2017	11,459	10,692
2018	11,124	10,484
2019	12,070	11,674
2020	11,590	12,370
2021	13,593	12,429
2022	11,308	10,467
2023	11,697	10,592
2024	13,905	11,778
2025	15,443	12,544

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	11.06%	5.91%	4.44%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$125,674
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$(82)
Portfolio Turnover Rate	21%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	54.1%
International Equities	24.0%
Domestic Equities	12.0%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Moderate Strategy Fund

Class S

Annual Shareholder Report

RMLSX

October 31, 2025

Balanced Strategy Fund

Class A

RBLAX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Balanced Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$59	0.55%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s (“RIM”) target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	MSCI ACWI Index (Net)
2015	9,422	10,000
2016	9,852	10,205
2017	11,039	12,573
2018	10,650	12,508
2019	11,564	14,082
2020	10,859	14,771
2021	13,826	20,277
2022	11,427	16,230
2023	12,022	17,935
2024	14,767	23,816
2025	16,783	29,208

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	7.15%	7.81%	5.31%
Class A - no sales charge	13.65%	9.10%	5.94%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$617,912
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$689
Portfolio Turnover Rate	25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.2%
Fixed Income	32.9%
Domestic Equities	15.1%
Multi-Asset	8.0%
Alternative	3.9%
Other	(0.1)%

Material Fund Changes

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to waive 0.05% of its advisory fee. Effective June 1, 2025, RIM contractually agreed to waive 0.07% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Balanced Strategy Fund

Class A

Annual Shareholder Report

RBLAX

October 31, 2025

Balanced Strategy Fund

Class C

RBLCX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Balanced Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$138	1.30%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s (“RIM”) target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,380	10,205
2017	11,535	12,573
2018	11,044	12,508
2019	11,913	14,082
2020	11,094	14,771
2021	14,032	20,277
2022	11,502	16,230
2023	12,013	17,935
2024	14,651	23,816
2025	16,522	29,208

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	12.78%	8.29%	5.15%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$617,912
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$689
Portfolio Turnover Rate	25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.2%
Fixed Income	32.9%
Domestic Equities	15.1%
Multi-Asset	8.0%
Alternative	3.9%
Other	(0.1)%

Material Fund Changes

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to waive 0.05% of its advisory fee. Effective June 1, 2025, RIM contractually agreed to waive 0.07% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Balanced Strategy Fund

Class C

Annual Shareholder Report

RBLCX

October 31, 2025

Balanced Strategy Fund

Class R1

RBLRX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Balanced Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$36	0.34%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s (“RIM”) target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R1	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,470	10,205
2017	11,752	12,573
2018	11,361	12,508
2019	12,362	14,082
2020	11,635	14,771
2021	14,845	20,277
2022	12,289	16,230
2023	12,962	17,935
2024	15,962	23,816
2025	18,171	29,208

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R1	13.84%	9.33%	6.15%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$617,912
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$689
Portfolio Turnover Rate	25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.2%
Fixed Income	32.9%
Domestic Equities	15.1%
Multi-Asset	8.0%
Alternative	3.9%
Other	(0.1)%

Material Fund Changes

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to waive 0.05% of its advisory fee. Effective June 1, 2025, RIM contractually agreed to waive 0.07% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Balanced Strategy Fund

Class R1

Annual Shareholder Report

RBLRX

October 31, 2025

Balanced Strategy Fund

Class R5

RBLVX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Balanced Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$90	0.84%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s (“RIM”) target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R5	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,418	10,205
2017	11,635	12,573
2018	11,191	12,508
2019	12,126	14,082
2020	11,337	14,771
2021	14,405	20,277
2022	11,864	16,230
2023	12,453	17,935
2024	15,252	23,816
2025	17,275	29,208

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R5	13.26%	8.79%	5.62%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$617,912
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$689
Portfolio Turnover Rate	25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.2%
Fixed Income	32.9%
Domestic Equities	15.1%
Multi-Asset	8.0%
Alternative	3.9%
Other	(0.1)%

Material Fund Changes

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to waive 0.05% of its advisory fee. Effective June 1, 2025, RIM contractually agreed to waive 0.07% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Balanced Strategy Fund

Class R5

Annual Shareholder Report

RBLVX

October 31, 2025

Balanced Strategy Fund

Class S

RBLSX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Balanced Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$43	0.40%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s (“RIM”) target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,473	10,205
2017	11,741	12,573
2018	11,346	12,508
2019	12,344	14,082
2020	11,608	14,771
2021	14,806	20,277
2022	12,249	16,230
2023	12,915	17,935
2024	15,888	23,816
2025	18,068	29,208

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	13.72%	9.25%	6.09%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$617,912
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$689
Portfolio Turnover Rate	25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.2%
Fixed Income	32.9%
Domestic Equities	15.1%
Multi-Asset	8.0%
Alternative	3.9%
Other	(0.1)%

Material Fund Changes

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to waive 0.05% of its advisory fee. Effective June 1, 2025, RIM contractually agreed to waive 0.07% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Balanced Strategy Fund

Class S

Annual Shareholder Report

RBLSX

October 31, 2025

Aggressive Strategy Fund

Class A

RALAX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Aggressive Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$63	0.58%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	MSCI ACWI Index (Net)
2015	9,427	10,000
2016	9,757	10,205
2017	11,317	12,573
2018	10,999	12,508
2019	11,888	14,082
2020	11,093	14,771
2021	15,051	20,277
2022	12,413	16,230
2023	13,263	17,935
2024	16,789	23,816
2025	19,506	29,208

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	9.49%	10.63%	6.91%
Class A - no sales charge	16.19%	11.95%	7.54%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$617,237
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$239
Portfolio Turnover Rate	26%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	46.6%
Domestic Equities	26.2%
Fixed Income	14.4%
Multi-Asset	8.0%
Alternative	4.9%
Other	(0.1)%

Material Fund Changes

Until February 28, 2025, the Fund’s name was Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Aggressive Strategy Fund

Class A

Annual Shareholder Report

RALAX

October 31, 2025

Aggressive Strategy Fund

Class C

RALCX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Aggressive Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$143	1.33%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,278	10,205
2017	11,833	12,573
2018	11,413	12,508
2019	12,242	14,082
2020	11,345	14,771
2021	15,281	20,277
2022	12,498	16,230
2023	13,265	17,935
2024	16,646	23,816
2025	19,207	29,208

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	15.39%	11.10%	6.74%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$617,237
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$239
Portfolio Turnover Rate	26%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	46.6%
Domestic Equities	26.2%
Fixed Income	14.4%
Multi-Asset	8.0%
Alternative	4.9%
Other	(0.1)%

Material Fund Changes

Until February 28, 2025, the Fund’s name was Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Aggressive Strategy Fund

Class C

Annual Shareholder Report

RALCX

October 31, 2025

Aggressive Strategy Fund

Class R1

RALRX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Aggressive Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$30	0.28%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R1	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,377	10,205
2017	12,071	12,573
2018	11,772	12,508
2019	12,762	14,082
2020	11,941	14,771
2021	16,253	20,277
2022	13,443	16,230
2023	14,413	17,935
2024	18,284	23,816
2025	21,312	29,208

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R1	16.56%	12.28%	7.86%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$617,237
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$239
Portfolio Turnover Rate	26%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	46.6%
Domestic Equities	26.2%
Fixed Income	14.4%
Multi-Asset	8.0%
Alternative	4.9%
Other	(0.1)%

Material Fund Changes

Until February 28, 2025, the Fund’s name was Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Aggressive Strategy Fund

Class R1

Annual Shareholder Report

RALRX

October 31, 2025

Aggressive Strategy Fund

Class R5

RALVX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Aggressive Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$84	0.78%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R5	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,337	10,205
2017	11,960	12,573
2018	11,606	12,508
2019	12,514	14,082
2020	11,656	14,771
2021	15,787	20,277
2022	12,992	16,230
2023	13,853	17,935
2024	17,499	23,816
2025	20,284	29,208

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R5	15.91%	11.72%	7.33%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$617,237
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$239
Portfolio Turnover Rate	26%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	46.6%
Domestic Equities	26.2%
Fixed Income	14.4%
Multi-Asset	8.0%
Alternative	4.9%
Other	(0.1)%

Material Fund Changes

Until February 28, 2025, the Fund’s name was Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Aggressive Strategy Fund

Class R5

Annual Shareholder Report

RALVX

October 31, 2025

Aggressive Strategy Fund

Class S

RALSX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Aggressive Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$36	0.33%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,372	10,205
2017	12,062	12,573
2018	11,751	12,508
2019	12,737	14,082
2020	11,912	14,771
2021	16,212	20,277
2022	13,402	16,230
2023	14,353	17,935
2024	18,211	23,816
2025	21,211	29,208

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	16.47%	12.23%	7.81%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$617,237
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$239
Portfolio Turnover Rate	26%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	46.6%
Domestic Equities	26.2%
Fixed Income	14.4%
Multi-Asset	8.0%
Alternative	4.9%
Other	(0.1)%

Material Fund Changes

Until February 28, 2025, the Fund’s name was Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Aggressive Strategy Fund

Class S

Annual Shareholder Report

RALSX

October 31, 2025

Equity Aggressive Strategy Fund

Class A

REAAX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Equity Aggressive Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$63	0.58%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	MSCI ACWI Index (Net)
2015	9,423	10,000
2016	9,758	10,205
2017	11,620	12,573
2018	11,261	12,508
2019	12,190	14,082
2020	11,185	14,771
2021	15,568	20,277
2022	12,799	16,230
2023	13,763	17,935
2024	17,692	23,816
2025	20,775	29,208

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	10.66%	11.86%	7.59%
Class A - no sales charge	17.43%	13.18%	8.23%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$321,700
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$42
Portfolio Turnover Rate	26%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	49.6%
Domestic Equities	32.2%
Multi-Asset	7.0%
Fixed Income	5.9%
Alternative	5.4%
Other	(0.1)%

Material Fund Changes

Until February 28, 2025, the Fund’s name was Equity Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Equity Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Equity Aggressive Strategy Fund

Class A

Annual Shareholder Report

REAAX

October 31, 2025

Equity Aggressive Strategy Fund

Class C

RELCX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Equity Aggressive Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$144	1.33%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,272	10,205
2017	12,145	12,573
2018	11,682	12,508
2019	12,560	14,082
2020	11,438	14,771
2021	15,787	20,277
2022	12,883	16,230
2023	13,752	17,935
2024	17,550	23,816
2025	20,442	29,208

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	16.48%	12.31%	7.41%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$321,700
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$42
Portfolio Turnover Rate	26%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	49.6%
Domestic Equities	32.2%
Multi-Asset	7.0%
Fixed Income	5.9%
Alternative	5.4%
Other	(0.1)%

Material Fund Changes

Until February 28, 2025, the Fund’s name was Equity Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Equity Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Equity Aggressive Strategy Fund

Class C

Annual Shareholder Report

RELCX

October 31, 2025

Equity Aggressive Strategy Fund

Class R1

RELRX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Equity Aggressive Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$27	0.25%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R1	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,388	10,205
2017	12,416	12,573
2018	12,065	12,508
2019	13,103	14,082
2020	12,067	14,771
2021	16,840	20,277
2022	13,882	16,230
2023	14,991	17,935
2024	19,337	23,816
2025	22,764	29,208

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R1	17.72%	13.53%	8.57%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$321,700
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$42
Portfolio Turnover Rate	26%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	49.6%
Domestic Equities	32.2%
Multi-Asset	7.0%
Fixed Income	5.9%
Alternative	5.4%
Other	(0.1)%

Material Fund Changes

Until February 28, 2025, the Fund’s name was Equity Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Equity Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Equity Aggressive Strategy Fund

Class R1

Annual Shareholder Report

RELRX

October 31, 2025

Equity Aggressive Strategy Fund

Class R5

RELVX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Equity Aggressive Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$81	0.75%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R5	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,340	10,205
2017	12,290	12,573
2018	11,888	12,508
2019	12,848	14,082
2020	11,771	14,771
2021	16,354	20,277
2022	13,414	16,230
2023	14,417	17,935
2024	18,490	23,816
2025	21,672	29,208

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R5	17.21%	12.98%	8.04%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$321,700
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$42
Portfolio Turnover Rate	26%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	49.6%
Domestic Equities	32.2%
Multi-Asset	7.0%
Fixed Income	5.9%
Alternative	5.4%
Other	(0.1)%

Material Fund Changes

Until February 28, 2025, the Fund’s name was Equity Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Equity Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Equity Aggressive Strategy Fund

Class R5

Annual Shareholder Report

RELVX

October 31, 2025

Equity Aggressive Strategy Fund

Class S

RELSX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Equity Aggressive Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$36	0.33%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation. The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,381	10,205
2017	12,396	12,573
2018	12,040	12,508
2019	13,066	14,082
2020	12,017	14,771
2021	16,757	20,277
2022	13,813	16,230
2023	14,902	17,935
2024	19,194	23,816
2025	22,586	29,208

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	17.67%	13.45%	8.49%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$321,700
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$42
Portfolio Turnover Rate	26%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	49.6%
Domestic Equities	32.2%
Multi-Asset	7.0%
Fixed Income	5.9%
Alternative	5.4%
Other	(0.1)%

Material Fund Changes

Until February 28, 2025, the Fund’s name was Equity Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Equity Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Equity Aggressive Strategy Fund

Class S

Annual Shareholder Report

RELSX

October 31, 2025

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).  There have been no amendments to, or waivers in connection with, the Code during the period covered by this Report.  The registrant has filed a copy of the Code as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Michelle Cahoon has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2024    $1,404,849
2025    $1,461,046

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2024    $469,963                                 Tax Services performed in connection with the Audit
2025    $488,768                                 Tax Services performed in connection with the Audit

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2024    $419,548                                 Tax services
2025    $434,048                                 Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2024    $0
2025    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by registrant’s accountants:

Russell Investment Company
Russell Investment Funds
Russell Investments Exchange Traded Funds
Russell Investments New Economy Infrastructure Fund
Russell Investments Strategic Credit Fund
(each an “Investment Company”)

Audit and Non-Audit Services Pre-Approval Policy
Effective Date: April 1, 2025

I.        Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the Audit Committee (the “Audit Committee”) of each Investment Company to apply to any and all engagements of the independent auditor with: (1) an Investment Company for audit and permissible non-audit services and (2) the Investment Company’s adviser or its control affiliates (collectively, “Adviser Entities”) for permissible non-audit services that relate directly to the Investment Company’s operations or financial reporting (“fund-related services”) 1. The term “Funds” shall collectively refer to each series of an Investment Company that is a series company and to each Investment Company that is not a series company.  The term “Investment Adviser” shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.     Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”) and rules adopted by the United States Securities and Exchange Commission (the “SEC”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve: (1) the audit services and permissible non-audit services, such as audit-related, tax and other services (“non-audit services”), to be performed by the independent auditor for the Funds, and (2) the services to be performed by the independent auditor for Adviser Entities that relate directly to the operations and financial reporting of the fund, in each case to assure that the independence of the auditor is not in any way compromised or impaired with respect to the Funds.  In determining whether an auditor is independent in light of the services it provides to a Fund or Adviser Entity, there are four guiding principles under the Act and relevant SEC rules that must be considered.  In general, the independence of the auditor to the Funds could be deemed impaired if the auditor has a relationship or provides a service that:

(a) Creates a mutual or conflicting interest between the auditor and the audit client (including the Funds whose financial statements are being audited, as well as affiliates of the Funds covered by relevant SEC rules);
(b) Results in the auditor acting as management or an employee of the audit client;
(c) Places the auditor in the position of auditing its own work; or
(d) Places the accountant in a position of being an advocate for the audit client.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes the rules adopted by the SEC governing auditor independence, including the four guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services, as well as to engagements of the auditor by Adviser Entities for fund-related services.

Rules adopted by the SEC establish two distinct approaches to the pre-approval of auditor services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of pre-approval policies and procedures, provided the policies and procedures are detailed as to the particular services (e.g., a list of authorized services for the fund, together with a budget of expected costs for those services), the Audit Committee is informed of each service and such policies and procedures do not include delegation of the Audit Committee’s responsibilities to management (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the Funds or fund-related services provided to Adviser Entities on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services (including fund-related services) that have the general pre-approval of the Audit Committee. 2 As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds or Adviser Entities that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.      Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.       Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services described above, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A or Form N-2, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The audit services engagement terms and fees for the independent auditor for the Funds, as described above, must be specifically pre-approved by the Audit Committee or its delegate on an annual basis. The Audit Committee has pre-approved the other audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

V.      Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit-related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including  reports required to be filed with the SEC pursuant to applicable requirements.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI.     Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII.      All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule.  Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

(a) Bookkeeping or other services relating to the accounting records or financial statements of the Funds
(b) Financial information system design and implementation
(c) Appraisal or valuation services, fairness opinions or contribution-in-kind reports
(d) Actuarial services
(e) Internal audit outsourcing services
(f) Management functions
(g) Human resources services
(h) Broker-dealer, investment adviser or investment banking services
(i) Legal services unrelated to the audit
(j) Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, the Investment Adviser or an Adviser Entity authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.      De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

            (a)        The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid the Investment Company to the independent auditor during the fiscal year in which the services were provided;

            (b)        Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

            (c)        Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

With respect to the provision of fund-related services to Adviser Entities, the aggregate amount of services provided must constitute no more than five percent of the total amount of fees paid by the Investment Company and the relevant Adviser Entities to the independent auditor during the fiscal year in which the services were provided.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX.       Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

X.        Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “Investment Company Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

Russell Investments’ associates and the officers of the Investment Company will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of the Investment Company.

XI.       Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and the Investment Company, RIM and their subsidiaries and affiliates (including persons in financial reporting oversight roles) that may reasonably be thought to bear on the auditor’s independence, consistent with Public Company Accounting Oversight Board Rule 3526, and discussing with the independent auditor its methods and procedures for ensuring its independence.

Footnotes
1      Adviser Entities include the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds.
2      As noted below, the annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees                                          0%
Audit-Related Fees                           0%
Tax Fees                                             0%
All Other Fees                                   0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:
2024   $0
2025   $0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable, as the registrant has not been identified by the SEC as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) Not applicable, as the registrant is not a foreign issuer.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedules of Investments

(a) The registrant’s Schedules of Investments are included as part of the Financial Statements filed under Item 7 of this form.
(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

2025 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
LifePoints
®
Funds
OCTOBER 31, 2025
FUND SHARE CLASS
Conservative Strategy Fund A, C, R1, R5, S
Moderate Strategy Fund A, C, R1, R5, S
Balanced Strategy Fund A, C, R1, R5, S
Aggressive Strategy Fund (formerly, Growth Strategy Fund) A, C, R1, R5, S
Equity Aggressive Strategy Fund (formerly, Equity Growth Strategy Fund) A, C, R1, R5, S

Russell Investment
Company
Russell Investment Company
is a series investment company
with 29 different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Basis for Approval of Investment Advisory
Agreements (Form N-CSR Item 11) .................................................................. 69
Adviser and Service Providers ........................................................................... 80
Russell Investment Company
LifePoints
®
Funds
Annual Financial Statements and Other Information
October 31, 2025
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2025. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting
https://russellinvestments.com/us/fund-center/performance-pricing.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 39,421 1,191
Domestic Equities - 10.5%
Multifactor U.S. Equity Fund Class Y 289,457 5,074
U.S. Small Cap Equity Fund Class Y 44,622 1,192
6,266
Fixed Income - 75.6%
Investment Grade Bond Fund Class Y 544,396 10,148
Long Duration Bond Fund Class Y 518,405 4,178
Opportunistic Credit Fund Class Y 680,639 5,969
Short Duration Bond Fund Class Y 265,788 5,074
Strategic Bond Fund Class Y 2,145,764 19,698
45,067
International Equities - 4.0%
Emerging Markets Fund Class Y 56,180 1,194
Multifactor International Equity Fund Class Y 95,582 1,194
2,388
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 470,473 4,775
Total Investments in Affiliated Funds
(cost $55,134) 59,687
Total Investments - 100.1%
(identified cost $55,134) 59,687
Other Assets and Liabilities, Net - (0.1)%
(77)
Net Assets - 100.0%
59,610

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
4 Conservative Strategy Fund
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 55,134
Investments, at fair value(>) ........................................................................................................................................................
59,687
Receivables:
Investments sold ............................................................................................................................................................... 230
Fund shares sold ............................................................................................................................................................... 7
From affiliates .................................................................................................................................................................. 2
Total assets ...............................................................................................................................................................
59,926
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 234
Accrued fees to affiliates .................................................................................................................................................. 35
Other accrued expenses .................................................................................................................................................... 47
Total liabilities ...........................................................................................................................................................
316
Net Assets ...............................................................................................................................................................
$ 59,610

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 5
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (2,378)
Shares of beneficial interest .........................................................................................................................................................
66
Additional paid-in capital ............................................................................................................................................................
61,922
Net Assets ...............................................................................................................................................................
$ 59,610
(>)   Investments in affiliated funds $ 59,687
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.14
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 9.70
Class A — Net assets ........................................................................................................................................................... $ 29,892,210
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 3,270,639
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.84
Class C — Net assets ........................................................................................................................................................... $ 21,938,906
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 2,481,835
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 9.30
Class R1 — Net assets ......................................................................................................................................................... $ 471,374
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 50,696
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 9.24
Class R5 — Net assets ......................................................................................................................................................... $ 2,429,943
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 262,985
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.28
Class S — Net assets ............................................................................................................................................................ $ 4,877,175
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 525,437
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
6 Conservative Strategy Fund
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 3,079
Expenses
Advisory fees ................................................................................................................................................................... 110
Administrative fees .......................................................................................................................................................... 28
Custodian fees .................................................................................................................................................................. 29
Distribution fees - Class A ............................................................................................................................................... 79
Distribution fees - Class C ............................................................................................................................................... 183
Distribution fees - Class R5 ............................................................................................................................................. 7
Transfer agent fees - Class A ........................................................................................................................................... 63
Transfer agent fees - Class C ........................................................................................................................................... 49
Transfer agent fees - Class R1 ......................................................................................................................................... 1
Transfer agent fees - Class R5 ......................................................................................................................................... 6
Transfer agent fees - Class S ............................................................................................................................................ 11
Professional fees .............................................................................................................................................................. 38
Registration fees ............................................................................................................................................................... 84
Shareholder servicing fees - Class C ............................................................................................................................... 61
Shareholder servicing fees - Class R5 ............................................................................................................................. 7
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ..................................................................................................................................................................... 14
Miscellaneous .................................................................................................................................................................. 17
Expenses before reductions .............................................................................................................................................. 791
Expense reductions .......................................................................................................................................................... (265)
Net expenses ................................................................................................................................................................................
526
Net investment income (loss) .......................................................................................................................................................
2,553
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (346)
Capital gain distributions from affiliated funds ............................................................................................................... 1,707
Net realized gain (loss) ................................................................................................................................................................
1,361
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 608
Net change in unrealized appreciation (depreciation) ................................................................................................................. 608
Net realized and unrealized gain (loss) ........................................................................................................................................ 1,969
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 4,522

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 7
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 2,553 $ 2,227
Net realized gain (loss) ................................................................................................................ 1,361 48
Net change in unrealized appreciation (depreciation) ................................................................. 608 8,219
Net increase (decrease) in net assets from operations ....................................................................... 4,522 10,494
Distributions
To shareholders
Class A ..................................................................................................................................... (1,312) (1,078)
Class C ..................................................................................................................................... (881) (779)
Class R1 ................................................................................................................................... (19) (11)
Class R4 (1) ............................................................................................................................... — (55)
Class R5 ................................................................................................................................... (111) (93)
Class S ...................................................................................................................................... (233) (206)
Net decrease in net assets from distributions ..................................................................................... (2,556) (2,222)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (14,316) (14,930)
Total Net Increase (Decrease) in Net Assets ...................................................................
(12,350) (6,658)
Net Assets
Beginning of period ........................................................................................................................... 71,960 78,618
End of period ......................................................................................................................................
$ 59,610 $ 71,960

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
8 Conservative Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 218 $ 1,934 33 8 $ 2,982
Proceeds from reinvestment of distributions 148 1,305 123 1,073
Payments for shares redeemed (1,043) (9,195) (778) (6,742)
Net increase (decrease)
(677) (5,956) (31 7 ) (2,687)
Class C
Proceeds from shares sold 255 2,195 149 1,264
Proceeds from reinvestment of distributions 103 881 91 776
Payments for shares redeemed (1,069) (9,175) (1,205) (10,183)
Net increase (decrease)
(711) (6,099) (965) (8,143)
Class R1
Proceeds from shares sold 26 231 7 57
Proceeds from reinvestment of distributions 2 19 1 11
Payments for shares redeemed (14) (120) (16) (138)
Net increase (decrease)
14 130 (8) (70)
Class R4(1)
Proceeds from shares sold —** —*** 1 6 13 1
Proceeds from reinvestment of distributions — — 6 55
Payments for shares redeemed (5) (48) (328) (2,876)
Net increase (decrease)
(5) (48) (30 6 ) (2,6 90 )
Class R5
Proceeds from shares sold 202 1,822 34 296
Proceeds from reinvestment of distributions 12 111 11 93
Payments for shares redeemed (291) (2,626) (104) (912)
Net increase (decrease)
(77) (693) (59) (523)
Class S
Proceeds from shares sold 125 1,129 119 1,069
Proceeds from reinvestment of distributions 26 233 23 205
Payments for shares redeemed (335) (3,012) (239) (2,091)
Net increase (decrease)
(184) (1,650) (97) (817)
Total increase (decrease)
(1,640) $ (14,316) (1,752) $ (14,9 30 )
(1) For the period November 1, 2024 to December 11, 2024 (date of r eclassification of R4 Shares as Class R1 Shares).
** Less than 500 shares.
*** Less than $500.

See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 9
Russell Investment Company
Conservative Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 8.83 7.96 8.00 10.32 9.65
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.38 .27 .19 .28 .15
$ Net Realized and Unrealized Gain (Loss) .30 .87 (.04) (1.88) .72
$ Total from Investment Operations .68 1.14 .15 (1.60) .87
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.37) (.27) (.19) (.26) (.16)
$ Distributions from Net Realized Gain — — — (.45) (.04)
$ Return of Capital — — — (.01) —
$ Total Distributions (.37) (.27) (.19) (.72) (.20)
$ Net Asset Value, End of Period 9.14 8.83 7.96 8.00 10.32
% Total Return
(±)
7.90 14.37 1.86 (16.58) 9.05
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 29,892 34,866 33,933 36,149 50,481
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
.95 .93 .91 .86 .84
% Expenses, Net
(Ƃ)(≠)
.54 .52 .49 .49 .49
% Net Investment Income
(‡)(Ƃ)
4.24 3.11 2.33 3.14 1.50
% Portfolio Turnover Rate 22 6 35 8 51
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 8.56 7.73 7.78 10.07 9.47
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.29 .20 .13 .22 .08
$ Net Realized and Unrealized Gain (Loss) .30 .84 (.04) (1.85) .70
$ Total from Investment Operations .59 1.04 .09 (1.63) .78
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.31) (.21) (.14) (.20) (.14)
$ Distributions from Net Realized Gain — — — (.45) (.04)
$ Return of Capital — — — (.01) —
$ Total Distributions (.31) (.21) (.14) (.66) (.18)
$ Net Asset Value, End of Period 8.84 8.56 7.73 7.78 10.07
% Total Return 7.07 13.52 1.09 (17.21) 8.25
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 21,939 27,330 32,126 39,763 61,402
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
1.70 1.68 1.66 1.61 1.59
% Expenses, Net
(Ƃ)(≠)
1.29 1.27 1.24 1.24 1.24
% Net Investment Income
(‡)(Ƃ)
3.40 2.39 1.65 2.48 .78
% Portfolio Turnover Rate 22 6 35 8 51

See accompanying notes which are an integral part of the financial statements.
10 Conservative Strategy Fund
Russell Investment Company
Conservative Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class R1
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 8.97 8.08 8.12 10.45 9.75
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.38 .31 .23 .40 .21
$ Net Realized and Unrealized Gain (Loss) .34 .87 (.05) (1.99) .69
$ Total from Investment Operations .72 1.18 .18 (1.59) .90
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.39) (.29) (.22) (.27) (.16)
$ Distributions from Net Realized Gain — — — (.45) (.04)
$ Return of Capital — — — (.02) —
$ Total Distributions (.39) (.29) (.22) (.74) (.20)
$ Net Asset Value, End of Period 9.30 8.97 8.08 8.12 10.45
% Total Return 8.30 14.72 2.13 (16.26) 9.36
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 472 326 358 432 1,994
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
.70 .68 .66 .60 .59
% Expenses, Net
(Ƃ)(≠)
.22 .20 .17 .17 .17
% Net Investment Income
(‡)(Ƃ)
4.25 3.48 2.76 4.21 2.05
% Portfolio Turnover Rate 22 6 35 8 51
Class R5
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 8.92 8.04 8.08 10.42 9.75
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.36 .26 .20 .28 .14
$ Net Realized and Unrealized Gain (Loss) .31 .87 (.06) (1.92) .72
$ Total from Investment Operations .67 1.13 .14 (1.64) .86
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.35) (.25) (.18) (.24) (.15)
$ Distributions from Net Realized Gain — — — (.45) (.04)
$ Return of Capital — — — (.01) —
$ Total Distributions (.35) (.25) (.18) (.70) (.19)
$ Net Asset Value, End of Period 9.24 8.92 8.04 8.08 10.42
% Total Return 7.72 14.16 1.65 (16.73) 8.90
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 2,430 3,030 3,206 4,231 6,087
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
1.20 1.18 1.16 1.11 1.09
% Expenses, Net
(Ƃ)(≠)
.72 .70 .67 .67 .67
% Net Investment Income
(‡)(Ƃ)
3.97 2.93 2.33 3.10 1.38
% Portfolio Turnover Rate 22 6 35 8 51

See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 11
Russell Investment Company
Conservative Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 8.96 8.07 8.11 10.44 9.75
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.41 .29 .23 .32 .18
$ Net Realized and Unrealized Gain (Loss) .29 .88 (.06) (1.92) .71
$ Total from Investment Operations .70 1.17 .17 (1.60) .89
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.38) (.28) (.21) (.27) (.16)
$ Distributions from Net Realized Gain — — — (.45) (.04)
$ Return of Capital — — — (.01) —
$ Total Distributions (.38) (.28) (.21) (.73) (.20)
$ Net Asset Value, End of Period 9.28 8.96 8.07 8.11 10.44
% Total Return 8.07 14.61 2.00 (16.36) 9.21
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 4,877 6,361 6,509 10,320 20,922
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
.70 .68 .66 .61 .59
% Expenses, Net
(Ƃ)(≠)
.35 .33 .30 .30 .30
% Net Investment Income
(‡)(Ƃ)
4.59 3.34 2.73 3.53 1.77
% Portfolio Turnover Rate 22 6 35 8 51

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Conservative Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Administrative fees $ 2,175
Distribution fees 21,147
Shareholder servicing fees 5,267
Transfer agent fees 6,234
Trustees' fees 293
$ 35,116
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 1,434 $ 240 $ 457 $ (56) $ 30 $ 1,191 $ 45 $ —
Multifactor U.S. Equity Fund 7,141 2,189 3,554 247 (949) 5,074 185 1,508
U.S. Small Cap Equity Fund 1,434 462 643 40 (101) 1,192 35 119
Investment Grade Bond Fund 12,997 1,697 4,650 65 39 10,148 614 —
Long Duration Bond Fund 6,485 605 2,916 (644) 648 4,178 227 —
Opportunistic Credit Fund 1,444 5,418 1,008 5 110 5,969 188 —
Short Duration Bond Fund 7,221 572 2,793 116 (42) 5,074 253 —
Strategic Bond Fund 23,820 2,056 6,396 (581) 799 19,698 1,064 —
Emerging Markets Fund 1,429 245 773 125 168 1,194 38 —
Global Equity Fund 1,430 132 1,474 145 (233) — 19 80
Multifactor International Equity
Fund 1,436 234 672 134 62 1,194 71 —
Multi-Strategy Income Fund 5,766 585 1,711 58 77 4,775 340 —
$ 72,037 $ 14,435 $ 27,047 $ (346) $ 608 $ 59,687 $ 3,079 $ 1,707
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 56,749,632 $ 3,037,1 0 8 $ (99,382) $ 2,937,72 6
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ — $ (5,315,441) $ 2,937,726 $ — $ (2,377,715)
* Includes Unrealized Appreciation/Depreciation on foreign currency.
** Other Book/Tax Differences represent differences related to timing.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 13
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2025, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 2,556,470 $ — $ — $ 2,222,425 $ — $ —
Total distributable earnings (losses)
$ (1)
Additional paid-in capital
1
Federal Income Taxes, continued

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
14 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 81,436 2,461
Domestic Equities - 12.0%
Multifactor U.S. Equity Fund Class Y 719,895 12,620
U.S. Small Cap Equity Fund Class Y 93,658 2,501
15,121
Fixed Income - 54.1%
Investment Grade Bond Fund Class Y 1,181,023 22,014
Long Duration Bond Fund Class Y 777,880 6,270
Opportunistic Credit Fund Class Y 934,880 8,199
Short Duration Bond Fund Class Y 230,990 4,410
Strategic Bond Fund Class Y 2,946,137 27,045
67,938
International Equities - 24.0%
Emerging Markets Fund Class Y 207,907 4,418
Global Equity Fund Class Y 1,652,202 19,512
Multifactor International Equity Fund Class Y 502,857 6,281
30,211
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 990,527 10,054
Total Investments in Affiliated Funds
(cost $111,125) 125,785
Total Investments - 100.1%
(identified cost $111,125) 125,785
Other Assets and Liabilities, Net - (0.1)%
(111)
Net Assets - 100.0%
125,674

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 15
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 111,125
Investments, at fair value(>) ........................................................................................................................................................
125,785
Receivables:
Investments sold ............................................................................................................................................................... 34
Fund shares sold ............................................................................................................................................................... 17
Total assets ...............................................................................................................................................................
125,836
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 47
Accrued fees to affiliates .................................................................................................................................................. 66
Other accrued expenses .................................................................................................................................................... 49
Total liabilities ...........................................................................................................................................................
162
Net Assets ...............................................................................................................................................................
$ 125,674

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Moderate Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 12,443
Shares of beneficial interest .........................................................................................................................................................
124
Additional paid-in capital ............................................................................................................................................................
113,107
Net Assets ...............................................................................................................................................................
$ 125,674
(>)   Investments in affiliated funds $ 125,785
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 10.24
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 10.86
Class A — Net assets ........................................................................................................................................................... $ 69,058,942
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 6,743,069
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.75
Class C — Net assets ........................................................................................................................................................... $ 33,227,631
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 3,408,716
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 10.43
Class R1 — Net assets ......................................................................................................................................................... $ 1,934,688
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 185,578
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 10.25
Class R5 — Net assets ......................................................................................................................................................... $ 4,465,343
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 435,821
Net asset value per share: Class S (#) .......................................................................................................................................... $ 10.38
Class S — Net assets ............................................................................................................................................................ $ 16,987,699
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 1,636,474
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 17
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 5,086
Expenses
Advisory fees ................................................................................................................................................................... 213
Administrative fees .......................................................................................................................................................... 53
Custodian fees .................................................................................................................................................................. 28
Distribution fees - Class A ............................................................................................................................................... 169
Distribution fees - Class C ............................................................................................................................................... 260
Distribution fees - Class R5 ............................................................................................................................................. 11
Transfer agent fees - Class A ........................................................................................................................................... 135
Transfer agent fees - Class C ........................................................................................................................................... 69
Transfer agent fees - Class R1 ......................................................................................................................................... 3
Transfer agent fees - Class R5 ......................................................................................................................................... 9
Transfer agent fees - Class S ............................................................................................................................................ 35
Professional fees .............................................................................................................................................................. 39
Registration fees ............................................................................................................................................................... 82
Shareholder servicing fees - Class C ............................................................................................................................... 87
Shareholder servicing fees - Class R5 ............................................................................................................................. 1 1
Trustees’ fees .................................................................................................................................................................... 7
Printing fees ..................................................................................................................................................................... 16
Miscellaneous .................................................................................................................................................................. 2 0
Expenses before reductions .............................................................................................................................................. 1,247
Expense reductions .......................................................................................................................................................... (382)
Net expenses ................................................................................................................................................................................
865
Net investment income (loss) .......................................................................................................................................................
4,221
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 2,118
Capital gain distributions from affiliated funds ............................................................................................................... 5,385
Net realized gain (loss) ................................................................................................................................................................
7,503
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 897
Net change in unrealized appreciation (depreciation) ................................................................................................................. 897
Net realized and unrealized gain (loss) ........................................................................................................................................ 8,400
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 12,621

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Moderate Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 4,221 $ 3,306
Net realized gain (loss) ................................................................................................................ 7,503 1,842
Net change in unrealized appreciation (depreciation) ................................................................. 897 18,660
Net increase (decrease) in net assets from operations ....................................................................... 12,621 23,808
Distributions
To shareholders
Class A ..................................................................................................................................... (2,351) (1,751)
Class C ..................................................................................................................................... (1,052) (860)
Class R1 ................................................................................................................................... (63) (35)
Class R4(1) ............................................................................................................................... — (98)
Class R5 ................................................................................................................................... (139) (92)
Class S ...................................................................................................................................... (622) (505)
Net decrease in net assets from distributions ..................................................................................... (4,227) (3,341)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (14,306) (26,115)
Total Net Increase (Decrease) in Net Assets ...................................................................
(5,912) (5,648)
Net Assets
Beginning of period ........................................................................................................................... 131,586 137,234
End of period ......................................................................................................................................
$ 125,674 $ 131,586

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 19
(1) For the period November 1, 2024 to December 11, 2024 (date of reclassification of R4 Shares as Class R1 Shares).
**     Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 292 $ 2,825 480 $ 4,552
Proceeds from reinvestment of distributions 242 2,342 187 1,744
Payments for shares redeemed (993) (9,657) (1,414) (13,040)
Net increase (decrease)
(459) (4,490) (747) (6,744)
Class C
Proceeds from shares sold 91 845 148 1,319
Proceeds from reinvestment of distributions 115 1,052 97 859
Payments for shares redeemed (1,065) (9,828) (1,340) (11,907)
Net increase (decrease)
(859) (7,931) (1,095) (9,729)
Class R1
Proceeds from shares sold 74 731 11 107
Proceeds from reinvestment of distributions 6 62 4 35
Payments for shares redeemed (21) (212) (49) (463)
Net increase (decrease)
59 581 (34) (321)
Class R4(1)
Proceeds from shares sold —** 3 35 319
Proceeds from reinvestment of distributions — — 10 98
Payments for shares redeemed (25) (245) (662) (6,216)
Net increase (decrease)
(25) (242) (617) (5,799)
Class R5
Proceeds from shares sold 137 1,338 43 400
Proceeds from reinvestment of distributions 15 139 10 92
Payments for shares redeemed (120) (1,162) (86) (802)
Net increase (decrease)
32 315 (33) (310)
Class S
Proceeds from shares sold 130 1,292 102 948
Proceeds from reinvestment of distributions 63 623 53 504
Payments for shares redeemed (451) (4,454) (501) (4,664)
Net increase (decrease)
(258) (2,539) (346) (3,212)
Total increase (decrease)
(1,510) $ (14,306) (2,872) $ (26,115)

See accompanying notes which are an integral part of the financial statements.
20 Moderate Strategy Fund
Russell Investment Company
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.57 8.27 8.32 11.11 9.59
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.35 .24 .23 .37 .18
$ Net Realized and Unrealized Gain (Loss) .66 1.30 .05 (2.09) 1.46
$ Total from Investment Operations 1.01 1.54 .28 (1.72) 1.64
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.34) (.24) (.22) (.37) (.12)
$ Distributions from Net Realized Gain — — (.11) (.70) —
$ Total Distributions (.34) (.24) (.33) (1.07) (.12)
$ Net Asset Value, End of Period 10.24 9.57 8.27 8.32 11.11
% Total Return
(±)
10.83 18.69 3.33 (17.00) 17.18
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 69,059 68,913 65,753 72,796 100,956
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
.82 .82 .83 .81 .80
% Expenses, Net
(Ƃ)(≠)
.50 .50 .49 .49 .49
% Net Investment Income
(‡)(Ƃ)
3.55 2.56 2.69 3.87 1.70
% Portfolio Turnover Rate 21 4 40 8 53
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.13 7.91 7.99 10.73 9.32
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.25 .16 .16 .28 .10
$ Net Realized and Unrealized Gain (Loss) .65 1.24 .04 (1.99) 1.41
$ Total from Investment Operations .90 1.40 .20 (1.71) 1.51
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.28) (.18) (.17) (.33) (.10)
$ Distributions from Net Realized Gain — — (.11) (.70) —
$ Total Distributions (.28) (.18) (.28) (1.03) (.10)
$ Net Asset Value, End of Period 9.75 9.13 7.91 7.99 10.73
% Total Return 10.08 17.75 2.52 (17.59) 16.26
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 33,22 7 38,976 42,428 50,723 74,867
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
1.57 1.57 1.58 1.56 1.55
% Expenses, Net
(Ƃ)(≠)
1.25 1.25 1.24 1.24 1.24
% Net Investment Income
(‡)(Ƃ)
2.74 1.83 1.98 3.06 .94
% Portfolio Turnover Rate 21 4 40 8 53

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 21
Russell Investment Company
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class R1
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.73 8.40 8.45 11.25 9.70
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.36 .27 .26 .39 .22
$ Net Realized and Unrealized Gain (Loss) .70 1.32 .04 (2.10) 1.45
$ Total from Investment Operations 1.06 1.59 .30 (1.71) 1.67
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.36) (.26) (.24) (.39) (.12)
$ Distributions from Net Realized Gain — — (.11) (.70) —
$ Total Distributions (.36) (.26) (.35) (1.09) (.12)
$ Net Asset Value, End of Period 10.43 9.73 8.40 8.45 11.25
% Total Return 11.19 19.01 3.51 (16.70) 17.37
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 1,935 1,233 1,355 1,425 1,851
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
.56 .58 .58 .56 .54
% Expenses, Net
(Ƃ)(≠)
.25 .25 .24 .24 .24
% Net Investment Income
(‡)(Ƃ)
3.60 2.89 2.96 4.12 2.04
% Portfolio Turnover Rate 21 4 40 8 53
Class R5
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.58 8.28 8.34 11.13 9.63
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.32 .21 .23 .36 .15
$ Net Realized and Unrealized Gain (Loss) .67 1.31 .02 (2.09) 1.46
$ Total from Investment Operations .99 1.52 .25 (1.73) 1.61
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.32) (.22) (.20) (.36) (.11)
$ Distributions from Net Realized Gain — — (.11) (.70) —
$ Total Distributions (.32) (.22) (.31) (1.06) (.11)
$ Net Asset Value, End of Period 10.25 9.58 8.28 8.34 11.13
% Total Return 10.58 18.40 2.98 (17.13) 16.82
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 4,465 3,870 3,619 5,117 7,431
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
1.07 1.07 1.08 1.06 1.05
% Expenses, Net
(Ƃ)(≠)
.75 .75 .74 .74 .74
% Net Investment Income
(‡)(Ƃ)
3.29 2.29 2.69 3.76 1.41
% Portfolio Turnover Rate 21 4 40 8 53

See accompanying notes which are an integral part of the financial statements.
22 Moderate Strategy Fund
Russell Investment Company
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.69 8.37 8.42 11.22 9.68
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.38 .26 .25 .41 .22
$ Net Realized and Unrealized Gain (Loss) .67 1.31 .04 (2.12) 1.44
$ Total from Investment Operations 1.05 1.57 .29 (1.71) 1.66
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.36) (.25) (.23) (.39) (.12)
$ Distributions from Net Realized Gain — — (.11) (.70) —
$ Total Distributions (.36) (.25) (.34) (1.09) (.12)
$ Net Asset Value, End of Period 10.38 9.69 8.37 8.42 11.22
% Total Return 11.06 18.87 3.44 (16.81) 17.28
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 16,988 18,358 18,760 20,928 35,516
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
.57 .57 .58 .56 .55
% Expenses, Net
(Ƃ)(≠)
.33 .33 .32 .32 .32
% Net Investment Income
(‡)(Ƃ)
3.86 2.76 2.88 4.30 2.07
% Portfolio Turnover Rate 21 4 40 8 53

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 23
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 1,387
Administrative fees 4,560
Distribution fees 37,081
Shareholder servicing fees 8,102
Transfer agent fees 14,046
Trustees' fees 465
$ 65,641
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 3,919 $ 264 $ 1,601 $ (286) $ 165 $ 2,461 $ 100 $ —
Multifactor U.S. Equity Fund 19,045 5,109 10,097 1,374 (2,811) 12,620 498 3,986
U.S. Small Cap Equity Fund 3,276 584 1,165 274 (468) 2,501 81 272
Investment Grade Bond Fund 25,188 2,112 5,526 85 155 22,014 1,205 —
Long Duration Bond Fund 6,502 627 915 (137) 193 6,270 269 —
Opportunistic Credit Fund 2,661 5,929 529 2 136 8,199 265 —
Short Duration Bond Fund 6,662 467 2,781 74 (12) 4,410 221 —
Strategic Bond Fund 27,732 2,373 3,397 (454) 791 27,045 1,303 —
Emerging Markets Fund 2,572 2,105 1,060 87 714 4,418 68 —
Global Equity Fund 20,325 2,670 5,752 961 1,308 19,512 272 1,127
Multifactor International Equity
Fund 3,250 3,504 1,030 159 398 6,281 161 —
Multi-Strategy Income Fund 10,562 724 1,539 (21) 328 10,054 643 —
$ 131,694 $ 26,468 $ 35,392 $ 2,118 $ 897 $ 125,785 $ 5,086 $ 5,385
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 112,642,874 $ 15 , 718 , 34 6 $ (2,575,794) $ 13,142,55 2
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ — $ (699,779) $ 13,142,552 $ — $ 12,442,773
* Includes Unrealized Appreciation/Depreciation on foreign currency.
** Other Book/Tax Differences represent differences related to timing.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
24 Moderate Strategy Fund
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2025, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 4,226,992 $ — $ — $ 3,341,338 $ — $ —
Total distributable earnings (losses)
$ (1)
Additional paid-in capital
(1)
Federal Income Taxes, continued

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 25
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.9%
Global Infrastructure Fund Class Y 1,166,896 12,171
Global Real Estate Securities Fund Class Y 399,414 12,070
24,241
Domestic Equities - 15.1%
Multifactor U.S. Equity Fund Class Y 3,735,888 65,490
U.S. Small Cap Equity Fund Class Y 459,862 12,283
U.S. Strategic Equity Fund Class Y 832,281 15,556
93,329
Fixed Income - 32.9%
Investment Grade Bond Fund Class Y 5,778,350 107,709
Long Duration Bond Fund Class Y 3,424,040 27,598
Opportunistic Credit Fund Class Y 2,823,185 24,759
Strategic Bond Fund Class Y 4,693,512 43,086
203,152
International Equities - 40.2%
Emerging Markets Fund Class Y 1,467,351 31,181
Global Equity Fund Class Y 15,252,940 180,137
Multifactor International Equity Fund Class Y 2,964,513 37,027
248,345
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 4,853,131 49,259
Total Investments in Affiliated Funds
(cost $498,416) 618,326
Total Investments - 100.1%
(identified cost $498,416) 618,326
Other Assets and Liabilities, Net - (0.1)%
(414)
Net Assets - 100.0%
617,912

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Balanced Strategy Fund
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 498,416
Investments, at fair value(>) ........................................................................................................................................................
618,326
Receivables:
Investments sold ............................................................................................................................................................... 78
Fund shares sold ............................................................................................................................................................... 21
Total assets ...............................................................................................................................................................
618,425
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 84
Accrued fees to affiliates .................................................................................................................................................. 362
Other accrued expenses .................................................................................................................................................... 67
Total liabilities ...........................................................................................................................................................
513
Net Assets ...............................................................................................................................................................
$ 617,912

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 27
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 138,958
Shares of beneficial interest .........................................................................................................................................................
528
Additional paid-in capital ............................................................................................................................................................
478,426
Net Assets ...............................................................................................................................................................
$ 617,912
(>)   Investments in affiliated funds $ 618,326
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 11.84
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 12.56
Class A — Net assets ........................................................................................................................................................... $ 326,715,117
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 27,597,193
Net asset value per share: Class C (#) .......................................................................................................................................... $ 11.20
Class C — Net assets ........................................................................................................................................................... $ 171,631,180
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 15,324,433
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 12.14
Class R1 — Net assets ......................................................................................................................................................... $ 12,064,246
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 994,071
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 11.82
Class R5 — Net assets ......................................................................................................................................................... $ 16,893,313
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 1,428,929
Net asset value per share: Class S (#) .......................................................................................................................................... $ 12.11
Class S — Net assets ............................................................................................................................................................ $ 90,608,327
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 7,479,742
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
28 Balanced Strategy Fund
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 21,457
Expenses
Advisory fees ................................................................................................................................................................... 1,049
Administrative fees .......................................................................................................................................................... 262
Custodian fees .................................................................................................................................................................. 27
Distribution fees - Class A ............................................................................................................................................... 806
Distribution fees - Class C ............................................................................................................................................... 1,318
Distribution fees - Class R5 ............................................................................................................................................. 43
Transfer agent fees - Class A ........................................................................................................................................... 645
Transfer agent fees - Class C ........................................................................................................................................... 352
Transfer agent fees - Class R1 ......................................................................................................................................... 23
Transfer agent fees - Class R5 ......................................................................................................................................... 34
Transfer agent fees - Class S ............................................................................................................................................ 180
Professional fees .............................................................................................................................................................. 48
Registration fees ............................................................................................................................................................... 81
Shareholder servicing fees - Class C ............................................................................................................................... 439
Shareholder servicing fees - Class R5 ............................................................................................................................. 43
Trustees’ fees .................................................................................................................................................................... 34
Printing fees ..................................................................................................................................................................... 33
Miscellaneous .................................................................................................................................................................. 31
Expenses before reductions .............................................................................................................................................. 5,448
Expense reductions .......................................................................................................................................................... (876)
Net expenses ................................................................................................................................................................................
4,572
Net investment income (loss) .......................................................................................................................................................
16,885
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 20,901
Capital gain distributions from affiliated funds ............................................................................................................... 35,455
Net realized gain (loss) ................................................................................................................................................................
56,356
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 3,481
Net change in unrealized appreciation (depreciation) ................................................................................................................. 3,481
Net realized and unrealized gain (loss) ........................................................................................................................................ 59,837
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 76,722

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 29
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 16,885 $ 11,569
Net realized gain (loss) ................................................................................................................ 56,356 13,170
Net change in unrealized appreciation (depreciation) ................................................................. 3,481 111,318
Net increase (decrease) in net assets from operations ....................................................................... 76,722 136,057
Distributions
To shareholders
Class A ..................................................................................................................................... (9,121) (6,165)
Class C ..................................................................................................................................... (4,404) (2,994)
Class R1 ................................................................................................................................... (345) (190)
Class R4(1) ............................................................................................................................... — (228)
Class R5 ................................................................................................................................... (445) (292)
Class S ...................................................................................................................................... (2,596) (1,764)
Net decrease in net assets from distributions ..................................................................................... (16,911) (11,633)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (84,012) (121,099)
Total Net Increase (Decrease) in Net Assets ...................................................................
(24,201) 3,325
Net Assets
Beginning of period ........................................................................................................................... 642,113 638,788
End of period ......................................................................................................................................
$ 617,912 $ 642,113

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
30 Balanced Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,100 $ 12,045 1,747 $ 18,330
Proceeds from reinvestment of distributions 806 9,068 578 6,134
Payments for shares redeemed (5,227) (57,608) (6,586) (67,071)
Net increase (decrease)
(3,321) (36,495) (4,261) (42,607)
Class C
Proceeds from shares sold 519 5,405 610 5,943
Proceeds from reinvestment of distributions 413 4,392 297 2,989
Payments for shares redeemed (4,250) (44,588) (5,353) (52,555)
Net increase (decrease)
(3,318) (34,791) (4,446) (43,623)
Class R1
Proceeds from shares sold 298 3,368 78 815
Proceeds from reinvestment of distributions 30 345 18 190
Payments for shares redeemed (207) (2,341) (117) (1,240)
Net increase (decrease)
121 1,372 (21) (235)
Class R4(1)
Proceeds from shares sold 2 19 105 1,073
Proceeds from reinvestment of distributions — — 22 228
Payments for shares redeemed (173) (1,914) (2,393) (24,768)
Net increase (decrease)
(171) (1,895) (2,266) (23,467)
Class R5
Proceeds from shares sold 134 1,490 319 3,255
Proceeds from reinvestment of distributions 40 445 27 292
Payments for shares redeemed (414) (4,547) (318) (3,253)
Net increase (decrease)
(240) (2,612) 28 294
Class S
Proceeds from shares sold 1,003 11,389 644 6,787
Proceeds from reinvestment of distributions 225 2,589 162 1,758
Payments for shares redeemed (2,072) (23,569) (1,914) (20,006)
Net increase (decrease)
(844) (9,591) (1,108) (11,461)
Total increase (decrease)
(7,773) $ (84,012) (12,074) $ (121,099)
(1) For the period November 1, 2024 to December 11, 2024 (date of reclassification of R4 Shares as Class R1 Shares).

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 31
Russell Investment Company
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.72 8.89 8.81 12.40 9.93
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.33 .20 .17 .38 .25
$ Net Realized and Unrealized Gain (Loss) 1.11 1.83 .29 (2.25) 2.45
$ Total from Investment Operations 1.44 2.03 .46 (1.87) 2.70
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.32) (.20) (.16) (.40) (.23)
$ Distributions from Net Realized Gain — — (.22) (1.32) —
$ Total Distributions (.32) (.20) (.38) (1.72) (.23)
$ Net Asset Value, End of Period 11.84 10.72 8.89 8.81 12.40
% Total Return
(±)
13.65 22.84 5.21 (17.35) 27.33
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 326,715 331,560 312,806 340,785 469,854
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
.70 .71 .73 .74 .73
% Expenses, Net
(Ƃ)(≠)
.55 .53 .47 .47 .47
% Net Investment Income
(‡)(Ƃ)
2.98 1.94 1.80 3.71 2.09
% Portfolio Turnover Rate 25 3 37 8 59
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.19 8.48 8.44 11.97 9.59
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.21 .11 .09 .29 .14
$ Net Realized and Unrealized Gain (Loss) 1.08 1.75 .29 (2.16) 2.39
$ Total from Investment Operations 1.29 1.86 .38 (1.87) 2.53
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.28) (.15) (.12) (.34) (.15)
$ Distributions from Net Realized Gain — — (.22) (1.32) —
$ Total Distributions (.28) (.15) (.34) (1.66) (.15)
$ Net Asset Value, End of Period 11.20 10.19 8.48 8.44 11.97
% Total Return 12.78 21.95 4.44 (18.03) 26.49
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 171,631 190,014 195,869 230,023 345,256
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
1.45 1.46 1.48 1.49 1.48
% Expenses, Net
(Ƃ)(≠)
1.30 1.28 1.22 1.22 1.22
% Net Investment Income
(‡)(Ƃ)
1.98 1.18 1.06 3.02 1.20
% Portfolio Turnover Rate 25 3 37 8 59

See accompanying notes which are an integral part of the financial statements.
32 Balanced Strategy Fund
Russell Investment Company
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class R1
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.98 9.09 8.99 12.62 10.10
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.37 .22 .20 .41 .30
$ Net Realized and Unrealized Gain (Loss) 1.13 1.88 .29 (2.30) 2.47
$ Total from Investment Operations 1.50 2.10 .49 (1.89) 2.77
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.34) (.21) (.17) (.42) (.25)
$ Distributions from Net Realized Gain — — (.22) (1.32) —
$ Total Distributions (.34) (.21) (.39) (1.74) (.25)
$ Net Asset Value, End of Period 12.14 10.98 9.09 8.99 12.62
% Total Return 13.84 23.15 5.47 (17.21) 27.59
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 12,064 9,584 8,129 8,608 12,249
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
.45 .46 .48 .49 .48
% Expenses, Net
(Ƃ)(≠)
.34 .32 .26 .26 .26
% Net Investment Income
(‡)(Ƃ)
3.27 2.11 2.07 3.98 2.49
% Portfolio Turnover Rate 25 3 37 8 59
Class R5
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.72 8.90 8.82 12.42 9.95
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.31 .17 .16 .37 .21
$ Net Realized and Unrealized Gain (Loss) 1.09 1.83 .28 (2.28) 2.46
$ Total from Investment Operations 1.40 2.00 .44 (1.91) 2.67
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.30) (.18) (.14) (.37) (.20)
$ Distributions from Net Realized Gain — — (.22) (1.32) —
$ Total Distributions (.30) (.18) (.36) (1.69) (.20)
$ Net Asset Value, End of Period 11.82 10.72 8.90 8.82 12.42
% Total Return 13.26 22.47 4.97 (17.64) 26.93
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 16,893 17,894 14,598 21,682 32,161
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
.95 .96 .98 .99 .98
% Expenses, Net
(Ƃ)(≠)
.84 .82 .76 .76 .76
% Net Investment Income
(‡)(Ƃ)
2.76 1.65 1.70 3.68 1.79
% Portfolio Turnover Rate 25 3 37 8 59

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 33
Russell Investment Company
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.96 9.08 8.98 12.61 10.09
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.37 .22 .19 .43 .29
$ Net Realized and Unrealized Gain (Loss) 1.11 1.87 .30 (2.32) 2.48
$ Total from Investment Operations 1.48 2.09 .49 (1.89) 2.77
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.33) (.21) (.17) (.42) (.25)
$ Distributions from Net Realized Gain — — (.22) (1.32) —
$ Total Distributions (.33) (.21) (.39) (1.74) (.25)
$ Net Asset Value, End of Period 12.11 10.96 9.08 8.98 12.61
% Total Return 13.72 23.02 5.44 (17.27) 27.56
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 90,609 91,226 85,628 95,302 157,073
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
.45 .46 .48 .49 .48
% Expenses, Net
(Ƃ)(≠)
.40 .38 .32 .32 .32
% Net Investment Income
(‡)(Ƃ)
3.25 2.09 1.98 4.18 2.38
% Portfolio Turnover Rate 25 3 37 8 59

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
34 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 52,627
Administrative fees 22,363
Distribution fees 182,798
Shareholder servicing fees 40,153
Transfer agent fees 61,315
Trustees' fees 2,247
$ 361,503
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,950 $ 1,017 $ 2,822 $ 260 $ 766 $ 12,171 $ 464 $ 220
Global Real Estate Securities Fund 15,921 1,213 4,633 469 (900) 12,070 459 —
Multifactor U.S. Equity Fund 106,581 26,874 58,843 7,773 (16,895) 65,490 2,768 22,517
U.S. Small Cap Equity Fund 22,378 3,470 12,203 1,109 (2,471) 12,283 565 1,897
U.S. Strategic Equity Fund — 15,354 2,617 211 2,608 15,556 98 —
Investment Grade Bond Fund 115,522 11,610 20,565 201 941 107,709 5,617 —
Long Duration Bond Fund 25,065 8,670 6,488 26 325 27,598 1,169 —
Opportunistic Credit Fund 13,002 13,467 2,063 5 348 24,759 958 —
Short Duration Bond Fund 12,994 382 13,388 385 (373) — 245 —
Strategic Bond Fund 35,143 12,216 4,877 (342) 946 43,086 1,869 —
Emerging Markets Fund 19,147 13,275 6,679 618 4,820 31,181 506 —
Global Equity Fund 193,096 17,002 49,625 8,381 11,283 180,137 2,614 10,821
Multifactor International Equity
Fund 19,109 26,119 10,640 1,927 512 37,027 956 —
Multi-Strategy Income Fund 51,663 3,860 7,713 (122) 1,571 49,259 3,169 —
$ 642,571 $ 154,529 $ 203,156 $ 20,901 $ 3,481 $ 618,326 $ 21,457 $ 35,455
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 505,892,080 $ 114,675,060 $ (2,241,297) $ 112,433,763
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 1,189,345 $ 25,334,650 $ 112,433,763 $ — $ 138,957,758
* Includes Unrealized Appreciation/Depreciation on foreign currency.
** Other Book/Tax Differences represent differences related to timing.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 35
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2025, there were no adjustments to the Statement of Assets and Liabilities.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 16,910,700 $ — $ — $ 11,633,034 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Aggressive Strategy Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
36 Aggressive Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.9%
Global Infrastructure Fund Class Y 1,157,370 12,071
Global Real Estate Securities Fund Class Y 597,432 18,055
30,126
Domestic Equities - 26.2%
Multifactor U.S. Equity Fund Class Y 4,443,778 77,899
U.S. Small Cap Equity Fund Class Y 686,931 18,348
U.S. Strategic Equity Fund Class Y 3,492,574 65,276
161,523
Fixed Income - 14.4%
Long Duration Bond Fund Class Y 4,536,383 36,563
Opportunistic Credit Fund Class Y 2,453,335 21,516
Strategic Bond Fund Class Y 3,327,673 30,548
88,627
International Equities - 46.6%
Emerging Markets Fund Class Y 1,908,660 40,559
Global Equity Fund Class Y 15,227,092 179,832
Multifactor International Equity Fund Class Y 5,410,411 67,576
287,967
Multi-Asset - 8.0%
Multi-Asset Strategy Fund Class Y 4,105,732 49,351
Total Investments in Affiliated Funds
(cost $473,725) 617,594
Total Investments - 100.1%
(identified cost $473,725 ) 617,594
Other Assets and Liabilities, Net - (0.1)%
(357)
Net Assets - 100.0%
617,237

Russell Investment Company
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 37
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 473,725
Investments, at fair value(>) ........................................................................................................................................................
617,594
Receivables:
Fund shares sold ............................................................................................................................................................... 299
Total assets ...............................................................................................................................................................
617,893
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 83
Fund shares redeemed ...................................................................................................................................................... 153
Accrued fees to affiliates .................................................................................................................................................. 352
Other accrued expenses .................................................................................................................................................... 68
Total liabilities ...........................................................................................................................................................
656
Net Assets ...............................................................................................................................................................
$ 617,237

Russell Investment Company
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
38 Aggressive Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 190,766
Shares of beneficial interest .........................................................................................................................................................
444
Additional paid-in capital ............................................................................................................................................................
426,027
Net Assets ...............................................................................................................................................................
$ 617,237
(>)   Investments in affiliated funds $ 617,594
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 14.13
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 14.99
Class A — Net assets ........................................................................................................................................................... $ 352,031,829
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 24,907,801
Net asset value per share: Class C (#) .......................................................................................................................................... $ 12.98
Class C — Net assets ........................................................................................................................................................... $ 145,559,093
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 11,213,014
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 14.57
Class R1 — Net assets ......................................................................................................................................................... $ 5,480,637
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 376,047
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 14.10
Class R5 — Net assets ......................................................................................................................................................... $ 11,606,359
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 822,884
Net asset value per share: Class S (#) .......................................................................................................................................... $ 14.54
Class S — Net assets ............................................................................................................................................................ $ 102,558,706
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 7,053,377
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 39
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 17,108
Expenses
Advisory fees ................................................................................................................................................................... 1,017
Administrative fees .......................................................................................................................................................... 254
Custodian fees .................................................................................................................................................................. 27
Distribution fees - Class A ............................................................................................................................................... 852
Distribution fees - Class C ............................................................................................................................................... 1,089
Distribution fees - Class R5 ............................................................................................................................................. 29
Transfer agent fees - Class A ........................................................................................................................................... 682
Transfer agent fees - Class C ........................................................................................................................................... 29 0
Transfer agent fees - Class R1 ......................................................................................................................................... 10
Transfer agent fees - Class R5 ......................................................................................................................................... 23
Transfer agent fees - Class S ............................................................................................................................................ 192
Professional fees .............................................................................................................................................................. 55
Registration fees ............................................................................................................................................................... 84
Shareholder servicing fees - Class C ............................................................................................................................... 363
Shareholder servicing fees - Class R5 ............................................................................................................................. 29
Trustees’ fees .................................................................................................................................................................... 33
Printing fees ..................................................................................................................................................................... 42
Miscellaneous .................................................................................................................................................................. 3 5
Expenses before reductions .............................................................................................................................................. 5,106
Expense reductions .......................................................................................................................................................... (786)
Net expenses ................................................................................................................................................................................
4,320
Net investment income (loss) .......................................................................................................................................................
12,788
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 14,058
Capital gain distributions from affiliated funds ............................................................................................................... 40,373
Net realized gain (loss) ................................................................................................................................................................
54,431
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 22,039
Net change in unrealized appreciation (depreciation) ................................................................................................................. 22,039
Net realized and unrealized gain (loss) ........................................................................................................................................ 76,470
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 89,258

Russell Investment Company
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
40 Aggressive Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 12,788 $ 9,481
Net realized gain (loss) ................................................................................................................ 54,431 19,071
Net change in unrealized appreciation (depreciation) ................................................................. 22,039 119,819
Net increase (decrease) in net assets from operations ....................................................................... 89,258 148,371
Distributions
To shareholders
Class A ..................................................................................................................................... (11,974) (5,386)
Class C ..................................................................................................................................... (4,94 9 ) (2,018)
Class R1 ................................................................................................................................... (17 2 ) (67)
Class R4 (1) ............................................................................................................................... — (186)
Class R5 ................................................................................................................................... (399) (210)
Class S ...................................................................................................................................... (3,439) (1,586)
Net decrease in net assets from distributions ..................................................................................... (20,933) (9,453)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (61,997) (133,098)
Total Net Increase (Decrease) in Net Assets ...................................................................
6,328 5,820
Net Assets
Beginning of period ........................................................................................................................... 610,909 605,089
End of period ......................................................................................................................................
$ 617,237 $ 610,909

Russell Investment Company
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 41
(1) For the period November 1, 2024 to December 11, 2024 (date of reclassification of R4 Shares as Class R1 Shares).
** Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 838 $ 10,886 1,251 $ 15,263
Proceeds from reinvestment of distributions 923 11,907 433 5,355
Payments for shares redeemed (4,350) (56,367) (4,271) (50,933)
Net increase (decrease)
(2,589) (33,574) (2,587) (30,315)
Class C
Proceeds from shares sold 193 2,313 430 4,731
Proceeds from reinvestment of distributions 418 4,944 177 2,014
Payments for shares redeemed (2,550) (30,604) (3,637) (40,541)
Net increase (decrease)
(1,939) (23,347) (3,030) (33,796)
Class R1
Proceeds from shares sold 115 1,523 24 285
Proceeds from reinvestment of distributions 13 172 5 67
Payments for shares redeemed (68) (901) (23) (274)
Net increase (decrease)
60 794 6 78
Class R4(1)
Proceeds from shares sold —** 4 75 887
Proceeds from reinvestment of distributions — — 15 186
Payments for shares redeemed (20) (264) (1,806) (22,010)
Net increase (decrease)
(20) (260) (1,716) (20,937)
Class R5
Proceeds from shares sold 61 796 78 917
Proceeds from reinvestment of distributions 31 399 17 210
Payments for shares redeemed (314) (4,076) (314) (3,825)
Net increase (decrease)
(222) (2,881) (219) (2,698)
Class S
Proceeds from shares sold 769 10,295 571 7,017
Proceeds from reinvestment of distributions 258 3,429 125 1,577
Payments for shares redeemed (1,226) (16,453) (4,569) (54,024)
Net increase (decrease)
(199) (2,729) (3,873) (45,430)
Total increase (decrease)
(4,909) $ (61,997) (11,419) $ (133,098)

See accompanying notes which are an integral part of the financial statements.
42 Aggressive Strategy Fund
Russell Investment Company
Aggressive Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 12.60 10.11 9.90 14.22 10.62
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.31 .19 .15 .45 .26
$ Net Realized and Unrealized Gain (Loss) 1.68 2.49 .52 (2.57) 3.51
$ Total from Investment Operations 1.99 2.68 .67 (2.12) 3.77
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.29) (.19) (.13) (.48) (.16)
$ Distributions from Net Realized Gain (.17) — (.31) (1.72) (.01)
$ Return of Capital — — (.02) — —
$ Total Distributions (.46) (.19) (.46) (2.20) (.17)
$ Net Asset Value, End of Period 14.13 12.60 10.11 9.90 14.22
% Total Return
(±)
16.19 26.58 6.85 (17.53) 35.55
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 352,032 346,436 304,194 308,433 421,040
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
.71 .72 .74 .74 .74
% Expenses, Net
(Ƃ)(≠)
.58 .57 .55 .55 .57
% Net Investment Income
(‡)(Ƃ)
2.38 1.59 1.45 3.98 1.97
% Portfolio Turnover Rate 26 3 30 10 61
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 11.64 9.39 9.26 13.48 10.09
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.13 .09 .07 .33 .12
$ Net Realized and Unrealized Gain (Loss) 1.62 2.30 .49 (2.40) 3.38
$ Total from Investment Operations 1.75 2.39 .56 (2.07) 3.50
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.24) (.14) (.11) (.43) (.10)
$ Distributions from Net Realized Gain (.17) — (.31) (1.72) (.01)
$ Return of Capital — — (.01) — —
$ Total Distributions (.41) (.14) (.43) (2.15) (.11)
$ Net Asset Value, End of Period 12.98 11.64 9.39 9.26 13.48
% Total Return 15.39 25.49 6.14 (18.22) 34.70
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 145,559 153,149 151,867 173,038 247,152
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
1.46 1.47 1.49 1.49 1.49
% Expenses, Net
(Ƃ)(≠)
1.33 1.32 1.30 1.30 1.32
% Net Investment Income
(‡)(Ƃ)
1.12 .81 .69 3.11 .94
% Portfolio Turnover Rate 26 3 30 10 61

See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 43
Russell Investment Company
Aggressive Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class R1
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 12.96 10.39 10.14 14.51 10.82
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.36 .23 .23 .49 .32
$ Net Realized and Unrealized Gain (Loss) 1.73 2.56 .49 (2.63) 3.57
$ Total from Investment Operations 2.09 2.79 .72 (2.14) 3.89
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.31) (.22) (.14) (.51) (.19)
$ Distributions from Net Realized Gain (.17) — (.31) (1.72) (.01)
$ Return of Capital — — (.02) — —
$ Total Distributions (.48) (.22) (.47) (2.23) (.20)
$ Net Asset Value, End of Period 14.57 12.96 10.39 10.14 14.51
% Total Return 16.56 26.86 7.21 (17.29) 35.98
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 5,481 4,098 3,220 4,899 6,672
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
.46 .47 .49 .49 .49
% Expenses, Net
(Ƃ)(≠)
.28 .27 .25 .25 .27
% Net Investment Income
(‡)(Ƃ)
2.6 4 1.87 2.15 4.24 2.39
% Portfolio Turnover Rate 26 3 30 10 61
Class R5
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 12.59 10.11 9.91 14.24 10.63
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.29 .17 .15 .47 .23
$ Net Realized and Unrealized Gain (Loss) 1.67 2.49 .50 (2.62) 3.53
$ Total from Investment Operations 1.96 2.66 .65 (2.15) 3.76
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.28) (.18) (.13) (.46) (.14)
$ Distributions from Net Realized Gain (.17) — (.31) (1.72) (.01)
$ Return of Capital — — (.01) — —
$ Total Distributions (.45) (.18) (.45) (2.18) (.15)
$ Net Asset Value, End of Period 14.10 12.59 10.11 9.91 14.24
% Total Return 15.91 26.32 6.63 (17.71) 35.44
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 11,606 13,156 12,777 19,144 29,994
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
.96 .97 .99 .99 .99
% Expenses, Net
(Ƃ)(≠)
.78 .77 .75 .75 .77
% Net Investment Income
(‡)(Ƃ)
2.24 1.39 1.42 4.14 1.73
% Portfolio Turnover Rate 26 3 30 10 61

See accompanying notes which are an integral part of the financial statements.
44 Aggressive Strategy Fund
Russell Investment Company
Aggressive Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 12.94 10.37 10.13 14.50 10.81
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.37 .27 .19 .51 .31
$ Net Realized and Unrealized Gain (Loss) 1.71 2.51 .52 (2.65) 3.57
$ Total from Investment Operations 2.08 2.78 .71 (2.14) 3.88
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.31) (.21) (.14) (.51) (.18)
$ Distributions from Net Realized Gain (.17) — (.31) (1.72) (.01)
$ Return of Capital — — (.02) — —
$ Total Distributions (.48) (.21) (.47) (2.23) (.19)
$ Net Asset Value, End of Period 14.54 12.94 10.37 10.13 14.50
% Total Return 16.47 26.88 7.10 (17.34) 35.98
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 102,559 93,820 115,355 121,694 168,847
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
.46 .47 .49 .49 .49
% Expenses, Net
(Ƃ)(≠)
.33 .32 .30 .30 .32
% Net Investment Income
(‡)(Ƃ)
2.76 2.21 1.77 4.38 2.31
% Portfolio Turnover Rate 26 3 30 10 61

Russell Investment Company
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 45
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 20,939
Administrative fees 22,247
Distribution fees 169,766
Shareholder servicing fees 33,344
Transfer agent fees 103,971
Trustees' fees 2,041
$ 352,308
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,329 $ 1,001 $ 2,242 $ 187 $ 796 $ 12,071 $ 449 $ 210
Global Real Estate Securities Fund 21,183 1,635 4,249 (26) (488) 18,055 648 —
Multifactor U.S. Equity Fund 107,723 32,916 55,722 10,747 (17,765) 77,899 2,948 23,040
U.S. Small Cap Equity Fund 27,285 3,927 10,914 471 (2,421) 18,348 698 2,347
U.S. Strategic Equity Fund 55,413 19,207 14,715 1,835 3,536 65,276 951 4,719
Long Duration Bond Fund 20,780 18,154 2,880 4 505 36,563 1,085 —
Opportunistic Credit Fund 12,335 10,517 1,608 (2) 274 21,516 844 —
Strategic Bond Fund 54,432 5,531 29,845 (5,423) 5,853 30,548 2,255 —
Emerging Markets Fund 27,334 12,059 6,298 701 6,763 40,559 712 —
Global Equity Fund 177,995 13,640 31,396 3,555 16,038 179,832 2,428 10,057
Multifactor International Equity
Fund 45,384 33,229 17,272 1,783 4,452 67,576 2,248 —
Multi-Asset Strategy Fund 49,144 2,295 6,810 226 4,496 49,351 1,842 —
$ 611,337 $ 154,111 $ 183,951 $ 14,058 $ 22,039 $ 617,594 $ 17,108 $ 40,373
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 481,267,858 $ 140,156,98 3 $ (3,830,546) $ 136,326,4 3 7
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 3,080,296 $ 51,358,773 $ 136,326,437 $ — $ 190,765,506
* Includes Unrealized Appreciation/Depreciation on foreign currency.
** Other Book/Tax Differences represent differences related to timing.

Russell Investment Company
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
46 Aggressive Strategy Fund
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2025, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 13,025,804 $ 7,907,006 $ — $ 9,452,947 $ — $ —
Total distributable earnings (losses)
$ (12)
Additional paid-in capital
12
Federal Income Taxes, continued

Russell Investment Company
Equity Aggressive Strategy Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 47
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.4%
Global Infrastructure Fund Class Y 604,328 6,303
Global Real Estate Securities Fund Class Y 363,074 10,972
17,275
Domestic Equities - 32.2%
Multifactor U.S. Equity Fund Class Y 2,773,283 48,616
U.S. Small Cap Equity Fund Class Y 418,777 11,185
U.S. Strategic Equity Fund Class Y 2,337,349 43,685
103,486
Fixed Income - 5.9%
Long Duration Bond Fund Class Y 1,576,501 12,707
Opportunistic Credit Fund Class Y 731,309 6,413
19,120
International Equities - 49.6%
Emerging Markets Fund Class Y 1,144,092 24,312
Global Equity Fund Class Y 7,930,403 93,658
Multifactor International Equity Fund Class Y 3,328,982 41,579
159,549
Multi-Asset - 7.0%
Multi-Asset Strategy Fund Class Y 1,869,944 22,477
Total Investments in Affiliated Funds
(cost $250,344) 321,907
Total Investments - 100.1%
(identified cost $250,344) 321,907
Other Assets and Liabilities, Net - (0.1)%
(207)
Net Assets - 100.0%
321,700

Russell Investment Company
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
48 Equity Aggressive Strategy Fund
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 250,344
Investments, at fair value(>) ........................................................................................................................................................
321,907
Receivables:
Investments sold ............................................................................................................................................................... 128
Fund shares sold ............................................................................................................................................................... 34
Total assets ...............................................................................................................................................................
322,069
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 130
Accrued fees to affiliates .................................................................................................................................................. 184
Other accrued expenses .................................................................................................................................................... 55
Total liabilities ...........................................................................................................................................................
369
Net Assets ...............................................................................................................................................................
$ 321,700

Russell Investment Company
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 49
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 94,669
Shares of beneficial interest .........................................................................................................................................................
189
Additional paid-in capital ............................................................................................................................................................
226,842
Net Assets ...............................................................................................................................................................
$ 321,700
(>)   Investments in affiliated funds $ 321,907
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 17.89
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 18.98
Class A — Net assets ........................................................................................................................................................... $ 132,676,945
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 7,417,861
Net asset value per share: Class C (#) .......................................................................................................................................... $ 14.93
Class C — Net assets ........................................................................................................................................................... $ 86,779,890
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 5,811,127
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 18.23
Class R1 — Net assets ......................................................................................................................................................... $ 3,734,541
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 204,823
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 17.02
Class R5 — Net assets ......................................................................................................................................................... $ 4,691,833
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 275,703
Net asset value per share: Class S (#) .......................................................................................................................................... $ 18.14
Class S — Net assets ............................................................................................................................................................ $ 93,816,947
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 5,170,766
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
50 Equity Aggressive Strategy Fund
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 8,362
Expenses
Advisory fees ................................................................................................................................................................... 524
Administrative fees .......................................................................................................................................................... 131
Custodian fees .................................................................................................................................................................. 26
Distribution fees - Class A ............................................................................................................................................... 330
Distribution fees - Class C ............................................................................................................................................... 636
Distribution fees - Class R5 ............................................................................................................................................. 11
Transfer agent fees - Class A ........................................................................................................................................... 264
Transfer agent fees - Class C ........................................................................................................................................... 169
Transfer agent fees - Class R1 ......................................................................................................................................... 7
Transfer agent fees - Class R5 ......................................................................................................................................... 9
Transfer agent fees - Class S ............................................................................................................................................ 168
Professional fees .............................................................................................................................................................. 49
Registration fees ............................................................................................................................................................... 87
Shareholder servicing fees - Class C ............................................................................................................................... 212
Shareholder servicing fees - Class R5 ............................................................................................................................. 11
Trustees’ fees .................................................................................................................................................................... 17
Printing fees ..................................................................................................................................................................... 24
Miscellaneous .................................................................................................................................................................. 26
Expenses before reductions .............................................................................................................................................. 2,701
Expense reductions .......................................................................................................................................................... (489)
Net expenses ................................................................................................................................................................................
2,212
Net investment income (loss) .......................................................................................................................................................
6,150
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 7,204
Capital gain distributions from affiliated funds ............................................................................................................... 23,129
Net realized gain (loss) ................................................................................................................................................................
30,333
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 12,666
Net change in unrealized appreciation (depreciation) ................................................................................................................. 12,666
Net realized and unrealized gain (loss) ........................................................................................................................................ 42,999
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 49,149

Russell Investment Company
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 51
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 6,150 $ 3,626
Net realized gain (loss) ................................................................................................................ 30,333 6,521
Net change in unrealized appreciation (depreciation) ................................................................. 12,666 65,185
Net increase (decrease) in net assets from operations ....................................................................... 49,149 75,332
Distributions
To shareholders
Class A ..................................................................................................................................... (2,512) (1,827)
Class C ..................................................................................................................................... (1,632) (870)
Class R1 ................................................................................................................................... (76) (33)
Class R4 (1) ............................................................................................................................... — (67)
Class R5 ................................................................................................................................... (86) (55)
Class S ...................................................................................................................................... (1,857) (760)
Net decrease in net assets from distributions ..................................................................................... (6,163) (3,612)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (30,346) (36,835)
Total Net Increase (Decrease) in Net Assets ...................................................................
12,640 34,885
Net Assets
Beginning of period ........................................................................................................................... 309,060 274,175
End of period ......................................................................................................................................
$ 321,700 $ 309,060

Russell Investment Company
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
52 Equity Aggressive Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 228 $ 3,700 375 $ 5,518
Proceeds from reinvestment of distributions 150 2,487 120 1,814
Payments for shares redeemed (3,113) (49,461) (1,129) (16,551)
Net increase (decrease)
(2,735) (43,274) (634) (9,219)
Class C
Proceeds from shares sold 173 2,347 391 4,747
Proceeds from reinvestment of distributions 117 1,622 68 861
Payments for shares redeemed (1,132) (15,504) (1,575) (19,441)
Net increase (decrease)
(842) (11,535) (1,116) (13,833)
Class R1
Proceeds from shares sold 73 1,196 17 247
Proceeds from reinvestment of distributions 4 76 2 33
Payments for shares redeemed (36) (605) (27) (380)
Net increase (decrease)
41 667 (8) (100)
Class R4(1)
Proceeds from shares sold —** 2 62 896
Proceeds from reinvestment of distributions — — 5 67
Payments for shares redeemed (43) (677) (660) (9,631)
Net increase (decrease)
(43) (675) (593) (8,668)
Class R5
Proceeds from shares sold 42 661 31 442
Proceeds from reinvestment of distributions 6 86 4 55
Payments for shares redeemed (68) (1,035) (118) (1,660)
Net increase (decrease)
(20) (288) (83) (1,163)
Class S
Proceeds from shares sold 2,326 37,296 460 6,792
Proceeds from reinvestment of distributions 110 1,854 49 755
Payments for shares redeemed (865) (14,391) (762) (11,399)
Net increase (decrease)
1,571 24,759 (253) (3,852)
Total increase (decrease)
(2,028) $ (30,346) (2,687) $ (36,835)
(1) For the period November 1, 2024 to December 11, 2024 (date of reclassification of R4 Shares as Class R1 Shares).
** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 53
Russell Investment Company
Equity Aggressive Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 15.54 12.23 11.90 15.88 11.52
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.47 .20 .19 .59 .27
$ Net Realized and Unrealized Gain (Loss) 2.2 1 3.29 .69 (3.18) 4.23
$ Total from Investment Operations 2.6 8 3.49 .88 (2.59) 4.50
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.33) (.18) (.16) (.56) (.14)
$ Distributions from Net Realized Gain — — (.38) (.83) —
$ Return of Capital — — (.01) — —
$ Total Distributions (.33) (.18) (.55) (1.39) (.14)
$ Net Asset Value, End of Period 17.8 9 15.54 12.23 11.90 15.88
% Total Return
(±)
17.43 28.55 7.53 (17.79) 39.19
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 132,677 157,804 131,965 123,791 161,572
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
.74 .75 .77 .77 .77
% Expenses, Net
(Ƃ)(≠)
.58 .57 .54 .55 .57
% Net Investment Income
(‡)(Ƃ)
2.91 1.36 1.48 4.34 1.85
% Portfolio Turnover Rate 26 4 35 10 66
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 13.07 10.34 10.17 13.81 10.07
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.05 .06 .07 .37 .02
$ Net Realized and Unrealized Gain (Loss) 2.08 2.79 .60 (2.68) 3.80
$ Total from Investment Operations 2.13 2.85 .67 (2.31) 3.82
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.27) (.12) (.11) (.50) (.08)
$ Distributions from Net Realized Gain — — (.38) (.83) —
$ Return of Capital — — (.01) — —
$ Total Distributions (.27) (.12) (.50) (1.33) (.08)
$ Net Asset Value, End of Period 14.93 13.07 10.34 10.17 13.81
% Total Return 16.48 27.62 6.74 (18.39) 38.02
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 86,780 86,957 80,364 90,793 125,995
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
1.49 1.50 1.52 1.52 1.52
% Expenses, Net
(Ƃ)(≠)
1.33 1.32 1.29 1.30 1.32
% Net Investment Income
(‡)(Ƃ)
.40 .48 .62 3.15 .14
% Portfolio Turnover Rate 26 4 35 10 66

See accompanying notes which are an integral part of the financial statements.
54 Equity Aggressive Strategy Fund
Russell Investment Company
Equity Aggressive Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class R1
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 15.82 12.43 12.06 16.08 11.66
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.48 .25 .24 .66 .38
$ Net Realized and Unrealized Gain (Loss) 2.29 3.35 .71 (3.25) 4.21
$ Total from Investment Operations 2.77 3.60 .95 (2.59) 4.59
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.36) (.21) (.18) (.60) (.17)
$ Distributions from Net Realized Gain — — (.38) (.83) —
$ Return of Capital — — (.02) — —
$ Total Distributions (.36) (.21) (.58) (1.43) (.17)
$ Net Asset Value, End of Period 18.23 15.82 12.43 12.06 16.08
% Total Return 17.72 28.99 7.99 (17.57) 39.55
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 3,734 2,593 2,142 2,629 3,145
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
.49 .50 .52 .52 .52
% Expenses, Net
(Ƃ)(≠)
.25 .24 .21 .22 .24
% Net Investment Income
(‡)(Ƃ)
2.86 1.71 1.90 4.80 2.56
% Portfolio Turnover Rate 26 4 35 10 66
Class R5
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 14.81 11.68 11.38 15.26 11.08
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.31 .18 .17 .49 .19
$ Net Realized and Unrealized Gain (Loss) 2.21 3.11 .67 (3.00) 4.11
$ Total from Investment Operations 2.52 3.29 .84 (2.51) 4.30
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.31) (.16) (.15) (.54) (.12)
$ Distributions from Net Realized Gain — — (.38) (.83) —
$ Return of Capital — — (.01) — —
$ Total Distributions (.31) (.16) (.54) (1.37) (.12)
$ Net Asset Value, End of Period 17.02 14.81 11.68 11.38 15.26
% Total Return 17.21 28.25 7.48 (17.98) 38.94
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 4,692 4,388 4,425 6,567 7,713
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
.99 1.00 1.02 1.02 1.02
% Expenses, Net
(Ƃ)(≠)
.75 .74 .71 .72 .74
% Net Investment Income
(‡)(Ƃ)
2.02 1.26 1.38 3.78 1.37
% Portfolio Turnover Rate 26 4 35 10 66

See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 55
Russell Investment Company
Equity Aggressive Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 15.74 12.38 12.02 16.02 11.62
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.35 .24 .23 .68 .32
$ Net Realized and Unrealized Gain (Loss) 2.40 3.32 .70 (3.26) 4.25
$ Total from Investment Operations 2.75 3.56 .93 (2.58) 4.57
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.35) (.20) (.17) (.59) (.17)
$ Distributions from Net Realized Gain — — (.38) (.83) —
$ Return of Capital — — (.02) — —
$ Total Distributions (.35) (.20) (.57) (1.42) (.17)
$ Net Asset Value, End of Period 18.14 15.74 12.38 12.02 16.02
% Total Return 17.67 28.80 7.88 (17.57) 39.45
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 93,817 56,671 47,682 52,542 78,256
Ratio to average net assets:
– – – – –
% Expenses, Gross
(≠)
.49 .50 .52 .52 .52
% Expenses, Net
(Ƃ)(≠)
.33 .32 .29 .30 .32
% Net Investment Income
(‡)(Ƃ)
2.13 1.61 1.80 4.96 2.17
% Portfolio Turnover Rate 26 4 35 10 66

Russell Investment Company
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
56 Equity Aggressive Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 13,672
Administrative fees 11,581
Distribution fees 84,338
Shareholder servicing fees 19,375
Transfer agent fees 53,947
Trustees' fees 986
$ 183,899
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 6,236 $ 746 $ 1,178 $ 75 $ 424 $ 6,303 $ 231 $ 108
Global Real Estate Securities Fund 13,611 1,589 3,844 (632) 248 10,972 402 —
Multifactor U.S. Equity Fund 62,525 17,164 26,640 3,549 (7,982) 48,616 1,737 13,555
U.S. Small Cap Equity Fund 16,804 2,416 6,667 (27) (1,341) 11,185 439 1,474
U.S. Strategic Equity Fund 32,835 16,280 9,529 1,208 2,891 43,685 602 2,835
Long Duration Bond Fund 7,437 6,289 1,183 3 161 12,707 365 —
Opportunistic Credit Fund 6,218 1,102 1,008 19 82 6,413 374 —
Emerging Markets Fund 18,409 5,868 4,534 562 4,007 24,312 494 —
Global Equity Fund 90,062 6,780 13,245 1,240 8,821 93,658 1,245 5,157
Multifactor International Equity
Fund 30,319 18,713 11,629 1,091 3,085 41,579 1,543 —
Multi-Asset Strategy Fund 24,819 1,977 6,705 116 2,270 22,477 930 —
$ 309,275 $ 78,924 $ 86,162 $ 7,204 $ 12,666 $ 321,907 $ 8,362 $ 23,129
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 253,073,649 $ 68,833,732 $ — $ 68,833,732
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 1,191, 4 91 $ 24,643,308 $ 68,833,732 $ — $ 94,668, 5 31
* Includes Unrealized Appreciation/Depreciation on foreign currency.
** Other Book/Tax Differences represent differences related to timing.

Russell Investment Company
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 57
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2025, there were no adjustments to the Statement of Assets and Liabilities.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 6,162,666 $ — $ — $ 3,611,947 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Highlights — October 31, 2025
58 Notes to Financial Highlights
(ƥ) Average daily shares outstanding were used for this calculation.
(‡) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(±) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services,
LLC (“RIFUS”).
(≠) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements — October 31, 2025
Notes to Financial Statements 59
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 29 different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the twelve months ended October 31, 2025.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIC funds (the “Underlying Funds”). These financial statements should be read in conjunction with the financial statements of the Underlying Funds, which can be obtained at russellinvestments.com. Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes as of October 31, 2025. The equity Underlying Funds in which the Funds may invest include the
Multifactor U.S. Equity, U.S. Strategic Equity, Sustainable Aware Equity, U.S. Small Cap Equity, Multifactor International
Equity, Global Equity and Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the Opportunistic Credit, Long Duration Bond, Strategic Bond, Investment Grade Bond and Short Duration Bond Funds. The
multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income and Multi-Asset Strategy
Funds. The alternative Underlying Funds in which the Funds may invest include the Global Infrastructure and Global Real
Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. RIM may change a Fund’s target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative asset class level based on RIM’s capital markets research. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. A Fund’s target strategic asset allocation and the Underlying Funds in which a Fund may invest may be changed from time to time without shareholder notice or approval.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946.
Asset Allocation*
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Aggressive
Strategy Fund
Equity
Aggressive
Strategy Fund
Equity 14.5% 36% 55% 72.5% 81.5%
Fixed Income 75.5% 54% 33% 14.5% 6%
Multi-Asset 8% 8% 8% 8% 7%
Alternative# 2% 2% 4% 5% 5.5%

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2025
60 Notes to Financial Statements
The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023- 07, Segment Reporting (Topic
280) – Improvements to Reportable Segment Disclosures defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and has operating results that are regularly reviewed by its chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Russell Investments’ Executive Committee is the CODM. Each Fund is a single reporting segment since the CODM evaluates each Fund holistically. The CODM uses total returns, Fund expense information, and share transactions data consistent with that which is presented in the Funds’ financial statements to assess the single segment performance and make decisions.
The accounting policies of the segment are the same as those described in this “Significant Accounting Policies” note. Segment assets and significant expenses are reflected in each Fund’s Statement of Assets and Liabilities and Statement of Operations,
respectively.
Recent Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09,
Improvements to Income Tax Disclosures
, which amends quantitative
and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after
December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Board has designated RIM, the Underlying Funds’ adviser, as the valuation designee to perform fair valuations pursuant to
Rule 2a-5 under the Investment Company Act. However, the Board retains oversight over the valuation process. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated
NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2025
Notes to Financial Statements 61
other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows: investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV per share of such investments without further adjustment as a practical expedient.
As of October 31, 2025, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other
Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of October 31, 2025, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2022, through October 31,
2024, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in the Underlying Funds sold at a

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2025
62 Notes to Financial Statements
loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Whenever an expense can be attributed to a particular
Fund, the expense is charged to that Fund. Common expenses are allocated among the Funds based primarily upon their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class M, Class
R1, Class R5 and Class S. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Guarantees
Under the Investment Company’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Investment Company. Additionally, in the normal course of business, the
Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the
Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Underlying Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
3. Investment Transactions
Underlying Funds
During the period ended October 31, 2025, purchases and sales of Underlying Funds were as follows:

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2025
Notes to Financial Statements 63
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator and Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each Fund pays an annual advisory fee of 0.17% to RIM. In addition, each Fund pays an annual administrative fee of up to
0.0425% to RIFUS based upon the average daily net assets of the Fund payable on a monthly basis. Administrative fees are assessed on total Fund net assets based on a tiered fee schedule. The following table shows the total amount of each of these fees paid by the Funds for the period ended October 31, 2025:
Waivers and Reimbursements
RIM has contractually agreed to waive a portion of its advisory fees and reimburse certain expenses for certain Funds. These arrangements are not part of the advisory agreement with the Investment Company and may be changed or discontinued.
For the Conservative Strategy Fund, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.17% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2025, RIM contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-
level expenses to the extent that direct Fund-level expenses exceed 0.17% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Moderate Strategy Fund, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.13% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2025, RIM contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-
level expenses to the extent that direct Fund-level expenses exceed 0.13% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
Funds Purchases Sales
Conservative Strategy Fund $ 14,434,550 $ 27,046,683
Moderate Strategy Fund 26,467,601 35,391,507
Balanced Strategy Fund 154,529,4 14 203,155,589
Aggressive Strategy Fund 154,111,466 183,950, 5 19
Equity Aggressive Strategy Fund 78,924,144 86,161,553
Funds Advisory Administrative
Conservative Strategy Fund
$ 110,190 $ 27,548
Moderate Strategy Fund
213,398 53,350
Balanced Strategy Fund
1,049,173 262,293
Aggressive Strategy Fund
1,017,331 254,333
Equity Aggressive Strategy Fund
524,488 131,122

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2025
64 Notes to Financial Statements
For the Balanced Strategy Fund, RIM contractually agreed, until February 28, 2025, to waive 0.05% of its advisory fee. Effective
March 1, 2025, RIM contractually agreed, until February 28, 2026, to waive 0.05% of its advisory fee. Effective June 1, 2025,
RIM contractually agreed, until February 28, 2026, to waive 0.07% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval.
For the Aggressive Strategy Fund, RIM contractually agreed, until February 28, 2025, to waive 0.13% of its advisory fee.
Effective March 1, 2025, RIM contractually agreed, until February 28, 2026, to waive 0.13% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval.
For the Equity Aggressive Strategy Fund, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.13% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2025, RIM contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-
level expenses to the extent that direct Fund-level expenses exceed 0.13% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended October 31, 2025 were as follows:
RIFUS has contractually agreed to waive, through February 28, 2026, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
As of October 31, 2025, RIM and RIFUS waived and reimbursed the following expenses:
Funds Amount
Conservative Strategy Fund
$ 129,636
Moderate Strategy Fund
251,055
Balanced Strategy Fund
1,234,311
Aggressive Strategy Fund
1,196,858
Equity Aggressive Strategy Fund
617,042
Funds/Classes Waivers
Conservative Strategy Fund – Class A & C
0.08%
Conservative Strategy Fund – Class S
0.02%
Conservative Strategy Fund – Class R1 & R5
0.15%
Moderate Strategy Fund – Class A, C, R1 & R5
0.08%
Balanced Strategy Fund – Class A & C
0.10%
Balanced Strategy Fund – Class R1 & R5
0.06%
Aggressive Strategy Fund – Class R1 & R5
0.05%
Equity Aggressive Strategy Fund – Class R1 & R5
0.08%
Funds RIM Waiver
RIM Reimbursement
RIFUS Waiver Total
Conservative Strategy Fund
$ 110,190 $ 103,578 $ 50,933 $ 264,701
Moderate Strategy Fund
213,398 82,243 86,576 382 , 217
Balanced Strategy Fund
360,063 — 515,594 875,657
Aggressive Strategy Fund
777 , 959 — 8,207 786 , 166
Equity Aggressive Strategy Fund
482,734 — 6,338 489,072

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2025
Notes to Financial Statements 65
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as distributor for
RIC, pursuant to a distribution agreement with RIC.
The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the
Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the
Class A, Class C and Class R5 Shares subject to the Plan. 12b-1 distribution payments are 0.25% of the average daily net assets of a Fund’s Class A and Class R5 Shares and 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
In addition, the Investment Company has adopted shareholder services plans under which the Funds may make payments to the
Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C and Class R5 Shares of the Funds. The shareholder servicing payments will not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class R5 Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A, Class
C and Class R5 Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), these limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of Class A, Class C or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended October 31, 2025:
Board of Trustees (Form N-CSR Item 10)
The Russell Investments fund complex consists of RIC, Russell Investment Funds (“RIF”), Russell Investments Exchange
Traded Funds (“RIETF”), the Russell Investments Strategic Credit Fund (“RISCF”), and the Russell Investments New Economy
Infrastructure Fund (“RINEIF”). Each of the Trustees on the Board is a Trustee of RIC, RIF, RIETF, RISCF, and RINEIF.
The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended October 31, 2025, the total compensation paid to the Trustees by the Russell Investments fund complex was
$2,272,000. Trustees’ fees accrued for each Fund for the period ended October 31, 2025 are shown in each Fund’s Statement of
Operations.
5. Federal Income Taxes
As of October 31, 2025, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding period.
Funds
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Conservative Strategy Fund $ 405 $ 1,379 $ 194
Moderate Strategy Fund — 11,358 1,687
Balanced Strategy Fund 69 57,312 9,796
Aggressive Strategy Fund — 107,772 18,835
Equity Aggressive Strategy Fund — 37,793 6,284

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2025
66 Notes to Financial Statements
6. Record Ownership
As of October 31, 2025, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 11, 2026, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended October 31,
2025.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.
No Expiration
Funds Short-Term Long-Term Totals
Conservative Strategy Fund $ 22,612 $ 5,292,829 $ 5,315,441
Moderate Strategy Fund — 699,779 699,779
Funds # of Shareholders %
Conservative Strategy Fund
3 70.7
Moderate Strategy Fund
2 59.5
Balanced Strategy Fund
3 69.5
Aggressive Strategy Fund
2 61.6
Equity Aggressive Strategy Fund
3 63.7

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm 67
To the Board of Trustees of Russell Investment Company and Shareholders of Conservative Strategy Fund, Moderate
Strategy Fund, Balanced Strategy Fund, Aggressive Strategy Fund and Equity Aggressive Strategy Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Conservative
Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, Aggressive Strategy Fund and Equity Aggressive Strategy Fund
(five of the funds constituting Russell Investment Company, hereafter collectively referred to as the “Funds”) as of October 31,
2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
Seattle, WA
December 22, 2025
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, www.pwc.com/us

Russell Investment Company
LifePoints
®
Funds
Tax Information — October 31, 2025 (Unaudited)
68 Tax Information
For the tax year ended October 31, 2025, the Funds designate 100%, or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.
For the tax year ended October 31, 2025, the Funds designate under Section 871(k)(2)(c) of the Code, the maximum amount allowable as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code. This applies to nonresident alien shareholders only.
The Form 1099 you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year
2025.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2025:
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended October 31, 2025.
Pursuant to Section 853 of the Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Please consult a tax adviser for any questions about federal or state income tax laws.
Conservative Strategy Fund 5.0%
Moderate Strategy Fund 6.9%
Balanced Strategy Fund 11.1%
Aggressive Strategy Fund 15.5%
Equity Aggressive Strategy Fund 21.0%
Conservative Strategy Fund
$ —
Moderate Strategy Fund
—
Balanced Strategy Fund
—
Aggressive Strategy Fund
7,907,006
Equity Aggressive Strategy Fund
—
Fund Name Foreign Taxes Paid
Foreign Taxes
Paid Per Share
Foreign Source
Income
Foreign Source
Income Per Share
Conservative Strategy Fund $ 7,348 $ 0.0011 $ 28,907 $ 0.0044
Moderate Strategy Fund 30,986 0.0025 130,833 0.0105
Balanced Strategy Fund 231,583 0.0044 1,014,906 0.0192
Aggressive Strategy Fund 332,688 0.0075 1,513,842 0.0341
Equity Aggressive Strategy Fund 199,605 0.0106 907,480 0.0481

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Agreements — October 31, 2025
(Unaudited)
Basis for Approval of Investment Advisory Agreements 69
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with
Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money
Manager of the funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) in which the Funds invest (the “Underlying Funds”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually.
The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 19, 2025 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds and Underlying Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds and other services provided by
RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered: (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds and the Underlying Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund and Underlying Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information (the “Third-Party Provider”) comparing (i) the performance of the Funds and the Underlying Funds over various time periods and (ii) the Funds’ and the Underlying Funds’ respective operating expenses as of each Fund’s last fiscal year end, with other peer funds not managed by RIM, believed by the Third-Party Provider to be generally comparable to the Funds and the Underlying Funds (the “Third-Party Information”). The Third-Party Information
provided performance comparisons for Class S shares and operating expense comparisons for Class A shares of the Funds, and performance comparisons and operating expense comparisons for Class S shares of the Underlying Funds, except for the Long
Duration Bond Fund, for which the Third-Party Information showed performance comparisons for Class S since first being issued on September 11, 2023, and for Class Y shares prior to that date. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons, and the Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent
Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.”
The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-
managed funds for which the Board has supervisory responsibility, including the Underlying Funds (“Other RIM Funds”), with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from their
Independent Counsel.
At meetings held virtually on April 7, 2025 and April 14, 2025, the Independent Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information received prior to those dates. At a meeting held in person on April 21, 2025, the
Independent Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information. At a meeting held in person on April 22, 2025 (the “Agreement Information Review Meeting”), the Board, including the Independent Trustees, in preparation for the Agreement Evaluation Meeting, met: (1) in an executive session with a representative of TA Associates
Management, L.P. (“TA Associates”), at which (i) Independent Counsel, (ii) Fund Counsel, (iii) the Chairman and Chief Executive
Officer of RIM’s ultimate parent company; (iv) the Chief Financial Officer of RIM and RIM’s ultimate parent company, and (v) the
President, Chief Executive Officer and non-Independent Trustee of the Funds, who is also a Director of RIM and Vice Chairman of
RIM’s ultimate parent company, were present; (2) met with representatives of RIM; and then (3) the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement Evaluation Information received to that date. On the basis of that review, at the conclusion of the Agreement Information Review Meeting, the Independent Trustees requested that RIM consider an additional advisory fee waiver for the Balanced Strategy Fund. RIM’s proposal for this additional advisory fee waiver was provided to the Board on May
5, 2025. On May 12, 2025, the Independent Trustees met by video conference in a private session with Independent Counsel to further discuss the Agreement Evaluation Information provided to date. After the conclusion of such private meeting, the Board

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Agreements, continued —
(Unaudited)
70 Basis for Approval of Investment Advisory Agreements
Chair, on behalf of the Independent Trustees, requested that RIM reconsider its proposal for an additional advisory fee waiver for the Balanced Strategy Fund, and a revised proposal was presented by RIM at the Agreement Evaluation Meeting.
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Information Review Meeting and the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the
Agreement Information Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees again met in private session with Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects the culmination of all of these reviews.
In evaluating the Agreements, the Board considered that most of the Underlying Funds (the “Manager-of-Managers Underlying
Funds”) employ a manager-of-managers method of investment and that the Manager-of-Managers Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from many other investment companies.
Specifically, the Board considered that RIM has engaged multiple unaffiliated Money Managers for the Manager-of-Managers
Underlying Funds and is responsible for paying fees to the Money Managers (“Money Manager Fees”) out of the advisory fees paid by the Manager-of-Managers Underlying Funds to RIM for its services under the RIM Agreement. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers
Underlying Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers Underlying Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager. The Multifactor U.S. Equity Fund,
Multifactor International Equity Fund and Long Duration Bond Fund do not employ a manager-of-managers method of investment and are instead managed only by RIM.
The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Underlying Funds) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund and, in conducting each Fund’s investment program, allocating assets of such Fund principally among its Underlying Funds. The assets of each Fund are principally invested in different combinations of the Underlying Funds pursuant to target strategic asset allocations set by RIM. RIM analyzes opportunities and risks at the aggregate level of the four main asset classes – equities, fixed income, multi-asset and alternatives – and monitors exposure to such asset classes using analytical tools to seek to ensure that any deviations from the target strategic asset allocations are intentional and tactical. RIM periodically evaluates each Fund’s allocation between asset classes to seek to ensure that the allocations optimally match the Fund’s stated investment objectives and risk profile. RIM may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which the Funds invest from time to time. The overall performance of each Fund therefore has reflected, in part, the performance of RIM in designing the investment program of the Fund and in determining the Funds’ target strategic asset allocations. The overall performance of each
Fund also has reflected the performance of RIM in managing its Underlying Funds.
Assets of each Manager-of-Managers Underlying Fund are allocated among RIM and the multiple Money Manager strategies selected by RIM for that Manager-of-Managers Underlying Fund. RIM may change a Manager-of-Managers Underlying Fund’s target strategic asset allocation to a Money Manager at any time, including by allocating no Manager-of-Managers Underlying Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each Manager-of-Managers
Underlying Fund’s cash and portions of a Manager-of-Managers Underlying Fund during transitions between discretionary Money
Managers. RIM also continues to manage directly any portion of each Manager-of-Managers Underlying Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Underlying Funds usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed income securities and/or derivatives. This cash “equitization” strategy is managed by RIM and is intended to cause a Fund to perform as though its cash were actually invested in those specified markets or strategies. With respect to the portion of a Manager-
of-Managers Underlying Fund that RIM manages based upon non-discretionary Money Manager model portfolios, RIM constructs

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Agreements, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreements 71
a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple Money
Managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM stated its belief that the
Manager-of-Managers Underlying Funds benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs (including the impact of lower trading volume on custody charges) and lower turnover from reduced trading volumes, the potential for additional commission recapture, improved portfolio efficiency and control by enabling the implementation team more options for controlling investment exposures, managing cash flows and rebalances between
Money Manager strategies, and managing Money Manager transitions. The Board noted the variety and complexity of investment advisory services that RIM provides directly or, through the Underlying Funds, indirectly to the Funds under the RIM Agreement.
In the case of Manager-of-Managers Underlying Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Manager-of-Managers Underlying Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself. Each discretionary Money
Manager for a Manager-of-Managers Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Manager-of-Managers Underlying Fund assigned to it by RIM in accordance with the Manager-of-Managers Underlying Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities, and the Money Manager’s specified role in a Manager-of-Managers Underlying Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Manager-of-Managers Underlying Fund, RIM is responsible for, among other things, providing each Money
Manager with the investment guidelines and policies for the Manager-of-Managers Underlying Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Manager-of-Managers Underlying Fund; generally supervising compliance by the discretionary Money Managers and, as applicable, the non-discretionary Money Managers with each
Manager-of-Managers Underlying Fund’s investment objective and policies; with respect to Manager-of-Managers Underlying
Funds with non-discretionary Money Managers, purchasing and selling securities for the Manager-of-Managers Underlying Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing
Manager-of-Managers Underlying Fund assets that are not allocated to Money Manager strategies; managing the Manager-of-
Managers Underlying Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money
Managers, or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM provides each Money Manager with specific investment guidelines based on a Manager-of-Managers Underlying Fund’s investment program and RIM’s assessment of the Money
Manager’s expertise and investment style whereby RIM attempts to capitalize on the strengths of each Money Manager and to combine the investment activities of Money Managers for the Manager-of-Managers Underlying Fund in a complementary fashion.
Therefore, RIM’s selection of Money
Managers
for a Manager-of-Managers Underlying Fund is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Underlying Fund. In light of the foregoing, the overall performance of each Manager-of-Managers
Underlying Fund has reflected, in great part, the performance of RIM in designing the Manager-of-Managers Underlying Fund’s investment program, structuring the Manager-of-Managers Underlying Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Manager-
of-Managers Underlying Fund. In the Agreement Evaluation Information, RIM noted the broad array of investment management services provided to the Manager-of-Managers Underlying Funds by RIM and the relatively narrow scope of portfolio management services provided to the Manager-of-Managers Underlying Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for
Money Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Manager-of-Managers Underlying Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Agreements, continued —
(Unaudited)
72 Basis for Approval of Investment Advisory Agreements
services to the Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Manager-of-Managers Underlying Fund’s objective taking into account
Money Manager Fees. These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager
Fee negotiations, guideline customization and RIM’s direct management of a portion of the Manager-of-Managers Underlying
Funds’ assets (as further described below).
The Board considered that the prospectuses for the Funds and the Manager-of-Managers Underlying Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such
Manager-of-Managers Underlying Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Funds or Manager-of-Managers Underlying Funds operate. The Board further considered that
Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and
RIM’s reputation and experience in managing the structure of the Manager-of-Managers Underlying Funds.
The Board also considered the demands and complexity of managing the Manager-of-Managers Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-
Managers Underlying Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Underlying Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Manager-of-Managers Underlying Fund.
In addition to these general factors relating to the structure of the Manager-of-Managers Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIM;
2. The advisory fee paid by the Fund or the Underlying Fund to RIM for its services under the RIM Agreement (the “Advisory Fee”), and, in the case of Manager-of-Managers Underlying Funds, the fact that RIM pays all Money Manager Fees out of its Advisory
Fee;
3. The combined Advisory Fee paid to RIM and the administrative fee paid to RIM’s wholly owned subsidiary for administrative services (the “Administrative Fee,” and together with the Advisory Fee, the “Management Fee”);
4. The performance of the Funds and the Underlying Funds relative to their respective benchmark indices and Comparable Funds;
5. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund or the
Underlying Fund, including any administrative or transfer agent fees, any fees received for management or administration of the fund in which the Underlying Funds invest their uninvested cash, and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;
6. Information provided by RIM as to expenses incurred by the Fund or Underlying Fund;
7. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund or the Underlying Fund (excluding sales and client service expenses); and
8. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the
Fund or the Underlying Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds and the Underlying Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIM and RIM’s ultimate parent company certain initiatives and growth strategies involving new and potential new client relationships, new and expected new product offerings, certain changes in senior personnel and the impact of other recent changes in Russell Investments’ (as defined below) personnel providing services to the
Funds and the Underlying Funds. The President and Chief Investment Officer of Russell Investments discussed with the Board the performance of certain Funds and Underlying Funds, how Russell Investments measures performance success, and recent and planned investment process enhancements.

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Agreements, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreements 73
The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual CCO Report”). The Annual
CCO Report included the status of projects, initiatives and enhancements in the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the resources of the compliance program and the status of various compliance, operations and technology initiatives previously discussed with the Board. The CCO and Russell Investments’ Global Chief Compliance Officer discussed with the Board, and the
Board noted, certain enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, certain staffing changes and areas of focus for the upcoming year. The CCO advised the Board that the Funds and RIM, with respect to the services RIM provides to the Funds, have each adopted and effectively implemented written policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act).
RIM is an indirect wholly owned subsidiary of Russell Investments Group, Ltd., through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest (as “control” is defined in the 1940 Act) through certain Reverence
Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Certain of Russell Investments’
employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement in 2015, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”)
could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the
RIM Agreement and, thereafter, to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the
1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information
Review Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, current debt levels, capital structure and liquidity of Russell Investments Group, Ltd., and the impact of certain changes in Russell Investments’ senior management were discussed. The Board was not advised of any change in TA Associates’ ultimate plans regarding its ownership interest in Russell Investments. The Board was advised of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.
As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Underlying Fund’s cash, directly manages a portion (which may represent a significant portion) of the Manager-of-Managers Underlying Funds pursuant to the RIM
Agreement, with the actual allocation of Manager-of-Managers Underlying Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Underlying Funds,
RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” While no new direct management strategies were implemented in 2024, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct Management Services. Therefore, larger portions of certain
Manager-of-Managers Underlying Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, for the Manager-of-Managers Underlying Funds, its portfolio managers combine Money Manager strategies and, through RIM’s Direct Management Services, align exposures with RIM’s preferred positioning by seeking to precisely manage portfolio exposures as well as to generate alpha as they construct portfolios. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Manager-of-Managers Underlying Fund. RIM’s Direct
Management Services are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Agreements, continued —
(Unaudited)
74 Basis for Approval of Investment Advisory Agreements
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Manager-of-Managers
Underlying Funds consequently may be increased, although RIM noted that it incurs additional costs in providing Direct Management
Services. RIM advised the Board that allocations, or increased allocations, of Manager-of-Managers Underlying Fund assets to
Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the
Manager-of-Managers Underlying Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Manager-of-Managers Underlying
Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management
Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the Manager-of-Managers Underlying Funds and the fact that the aggregate Advisory Fees paid by the Manager-of-Managers
Underlying Funds are not increased as a result of RIM’s direct management of Manager-of-Managers Underlying Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies, to Direct Management Services or in connection with asset allocation programs offered by RIM, as well as changes in the allocation of Fund assets among the Underlying
Funds, may result directly in higher related costs to affected Underlying Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
RIM advised the Board that, in order to preserve flexibility and to manage risks, and consistent with the terms of the manager-of-
managers exemptive order, in 2019, RIM created Money Manager “bench” lineups for certain Manager-of-Managers Underlying
Funds, whereby those Manager-of-Managers Underlying Funds have Board-approved portfolio management contracts with Money
Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the
Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Manager-of-Managers Underlying Funds or RIM from the use of a
Money Manager bench. RIM has advised the Board that RIM may add Money Managers to, or remove Money Managers from, a
Money Manager bench lineup for Manager-of-Managers Underlying Funds, or create Money Manager bench lineups for additional
Manager-of-Managers Underlying Funds.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Funds and the Manager-of-Managers Underlying Funds in recent years and described additional changes that have been implemented or are underway, and the impact of such changes, to the investment advisory services provided to the Underlying Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• The Direct Management Services described above.
• Most discretionary Money Manager equity assignments for Manager-of-Managers Underlying Funds were previously converted to non-discretionary assignments, thereby implementing emulation for those Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Manager-
of-Managers Underlying Funds of emulation. RIM noted that, in implementing emulation for most equity assignments for the
Manager-of-Managers Underlying Funds, it assumes various additional risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Underlying Fund equity portfolio transactions through an affiliated broker that receives a portion of the commissions paid by the Funds for effecting some of these transactions. For such equity transactions, the Underlying Funds pay RIM’s affiliated broker dealer commission rates that are determined by an oversight committee of RIM. According to RIM, the Underlying Funds pay the same commission rates regardless of whether the affiliated broker dealer receives any portion of the commission. RIM noted certain enhancements in recent years to the emulation process for Manager-of-Managers Underlying Funds, including increasing the frequency of receipt of certain Money Manager model portfolios, the utilization of a risk-based portfolio dashboard and model liquidity monitoring. While RIM generally implements Money Manager equity strategies via emulation, RIM

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Agreements, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreements 75
has determined and may determine that certain Money Manager equity strategies should be implemented by Money Managers on a discretionary basis.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced, and does not expect to experience, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated Money Manager Fees.
• Benchmark and name changes for certain Funds and Underlying Funds to comply with new SEC regulations.
• Modifications to the target strategic asset allocation of the Funds to reflect market conditions, capital market forecasts and RIM’s desired asset class exposures.
In evaluating the Funds’ and Underlying Funds’ Advisory Fees and Management Fees, the Board considered that, in the Agreement
Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives.
The Board considered that, effective March 1, 2024, the contractual advisory fee rates were reduced for the Funds and certain
Underlying Funds for which RIM was consistently waiving advisory fees or reimbursing Fund expenses under an expense cap, and new waivers and/or expense caps for the Funds and certain Underlying Funds were implemented upon the expiration of the prior waivers and/or expense caps. To assist the Board’s evaluation of the Advisory Fees, Management Fees and total expenses of the Funds and the Underlying Funds, RIM provided comparisons and discussion of the Management Fees and total expenses of each Fund and Underlying Fund on an adjusted basis to reflect the annualized impact of changes to contractual Advisory Fees and
Advisory Fee waivers and expense caps, as applicable, that were implemented in 2024 relative to the management fees and total expenses of such Fund’s Comparable Funds included in the Third-Party Information (the “Annualized Information”).
The Annualized Information included, among other things, comparisons of the Funds’ Management Fees with the management fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers and/or expense caps implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Annualized Information showed, among other things, that the Balanced Strategy Fund had a Management Fee which, compared with the management fees of its Comparable Funds on an annualized basis, was ranked in the fourth quintile of its Expense Universe for that expense component. The Management
Fees for each of the other Funds ranked in the third quintile of its Expense Universe, or better. In these rankings, the first quintile represents funds with the lowest management fees among funds in the Expense Universe, and the fifth quintile represents funds with the highest management fees among funds in the Expense Universe. The comparisons were based upon the latest fiscal years for the
Expense Universe funds and the Annualized Information.
In discussing the Management Fees for the Underlying Funds generally, RIM noted, among other things, that its Management Fees for the Underlying Funds encompass services that are typical to services provided by investment advisers to the Underlying Funds’
Comparable Funds, as well as transition management services that enable efficient and cost-effective asset transition events and the administration of a cash equitization program.
RIM also advised the Board that its pre-tax profit margin from its relationships with the Funds and Underlying Funds increased slightly in 2024, and RIM’s 2024 pre-tax profit margin in providing investment advisory services to the Funds is higher than the median of the operating profit margins of public investment management company peers (in each case, including sales and client service expenses) based on a survey conducted as of September 30, 2024 reflecting the prior 12 months.
The Board considered each Fund’s and Underlying Fund’s Advisory Fee and Management Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio. The Board also considers the various expense components, other than the Advisory Fee and Management Fee, that comprise each Fund’s total expense ratio, and the extent to which such expense components contribute to each Fund’s total expense rankings within its Expense Universe. The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities, where appropriate, for improving the Advisory Fee, Management Fee and/or total expense comparisons for certain Underlying Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Agreements, continued —
(Unaudited)
76 Basis for Approval of Investment Advisory Agreements
At the Agreement Information Review Meeting and the Agreement Evaluation Meeting, the Board reviewed and discussed with RIM the Management Fees and total expense ratios of the Underlying Funds relative to their respective Comparable Funds, including the fee waivers or expense caps RIM had previously implemented and agreed to implement in the future to reduce Management Fees and/or total expenses for certain Underlying Funds, and the Underlying Funds’ Comparable Fund fee and expense trending year-
over-year. In addition, the Board, in the case of certain Underlying Funds, considered Advisory Fee breakpoints that previously had been implemented for those Underlying Funds. Based on those reviews and discussions with RIM, including discussions with RIM regarding the reasonableness of various components of certain Underlying Funds’ total expense ratio other than its Management Fee, the Independent Trustees will continue to evaluate and engage in ongoing discussions with management regarding Management Fee and total expense comparisons of the Underlying Funds.
With respect to the Balanced Strategy Fund, the Board considered the Advisory Fee waivers that RIM previously had agreed to implement and that, after considering requests from the Independent Trustees, RIM agreed to implement additional Advisory Fee waivers for the Fund in the future. The Board noted that, while in effect, the Advisory Fee waivers would have a beneficial effect on comparisons of the Fund’s Management Fee relative to the management fees of its Comparable Funds. The Board further considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Universe.
With respect to the Balanced Strategy Fund, RIM expressed its belief that the Fund’s Management Fee was fair and reasonable notwithstanding the Annualized Information comparisons, based on, and as discussed in, the Agreement Evaluation Information.
Based upon information provided by RIM, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Underlying Funds as well as net Fund redemptions or purchases in recent years.
The Board also considered that the advisory fee rates payable to RIM by Other RIM Funds and fee rates payable to RIM or its affiliates by other registered investment companies and by institutional clients with investment objectives similar to those of the
Funds in some cases are lower than the advisory fee rates paid by the Funds (including indirect expenses of investing in Underlying
Funds). The Trustees considered RIM’s explanation that the advisory fees payable to RIM by the Funds and the Other RIM Funds reflect, among other things, differences in the type of product, distribution channel and investors. The Trustees also considered the differences in the nature and scope of services RIM provides to other registered investment companies and institutional clients relative to those provided to the Funds and the Underlying Funds. With respect to institutional clients, RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the
Funds and the Underlying Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Underlying Funds than for RIM’s and its affiliates’ institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds and the Underlying
Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Annualized Information showed that the total direct expenses (i.e., not including indirect expenses of the Underlying Funds) for the Balanced Strategy Fund, Aggressive Strategy Fund and Equity Aggressive
Strategy Fund each ranked in the fourth quintile of its Expense Universe. The total expenses for each of the other Funds, ranked in the third quintile of its Expense Universe, or better. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the
Expense Universe funds.
With respect to the Balanced Strategy Fund, Aggressive Strategy Fund and Equity Aggressive Strategy Fund, RIM expressed its belief that each Fund’s total expense ratio was fair and reasonable notwithstanding the Annualized Information comparisons, based on, and as discussed in, the Agreement Evaluation Information.
With respect to the Balanced Strategy Fund, the Board considered the Advisory Fee waivers that RIM previously had agreed to implement and that, after considering requests from the Independent Trustees, RIM agreed to implement additional Advisory Fee waivers for the Fund. The Board noted that, while in effect, the Advisory Fee waivers would have a beneficial effect on comparisons

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Agreements, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreements 77
of the Fund’s total expenses relative to the total expenses of its Comparable Funds. The Board further considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Universe.
With respect to the Aggressive Strategy Fund and the Equity Aggressive Strategy Fund, the Board considered that each Fund’s total expenses had a small variance to the third quintile of its respective Expense Universe. The Board further considered that each
Fund’s management fee ranked in the third quintile of its Expense Universe.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and
Agreement Evaluation Meeting by RIM and its affiliates, the Board, in respect of each Fund and Underlying Fund, after giving effect to any applicable fee waivers and/or expense caps for the Underlying Funds, and considering any differences in the investment strategies of its respective Comparable Funds and in light of other factors discussed above: (1) found that the Advisory Fee and
Administrative Fee were acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund or Underlying Fund and to provide continuity of investment advisory and other services by RIM and its affiliates to the Fund or Underlying Fund; (2) either found that the relative expense ratio of each Fund and
Underlying Fund was comparable to those of its Comparable Funds or took into account the factors noted above, and other factors in respect of the Underlying Funds, in considering the relative expense ratio as compared to those of its Comparable Funds; (3)
found that the other benefits and fees received by RIM or its affiliates from the Fund or Underlying Fund identified in the Agreement
Evaluation Information were not considered to be excessive; (4) found that RIM’s reported profitability with respect to the Fund and
Underlying Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) found that the Advisory Fee charged by
RIM appropriately reflects any economies of scale realized by such Fund or Underlying Fund in light of various factors, including the Advisory Fee breakpoints that are in place for certain Underlying Funds; in the case of Manager-of Managers Underlying Funds, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds and Underlying Funds supported the continuation of the RIM Agreement.
In assessing the performance of the Funds and the Underlying Funds with at least three years of performance history, the Board focused on each Fund’s performance for the 3-year period ended December 31, 2024 as most relevant, but also considered Fund and Underlying Fund performance for the 1-year and, where applicable, 5-year periods ended on such date. In reviewing the performance of the Funds and Underlying Funds generally, the Board took into consideration various steps taken by RIM in the past few years to enhance the performance of certain Manager-of-Managers Underlying Funds, including changes in Money Managers or their allocations, changes to investment strategies, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Manager-of-Managers Underlying Fund investment results.
With respect to the Conservative Strategy Fund (Class S), the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 1-, 3- and 5-year periods ended December 31, 2024.
With respect to the Moderate Strategy Fund (Class S), the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2024, and was ranked in third quintile of its Performance Universe for the 1-year period and the fifth quintile of its Performance Universe for the 5-year period ended on such date.
With respect to the Balanced Strategy Fund (Class S), the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1- and 3-year periods ended December 31, 2024, and was ranked in the fifth quintile of its Performance Universe for the 5-year period ended on such date.
The performance of each of the other Funds ranked in the third quintile of its Performance Universe or better for the 3-year period ended December 31, 2024.
The Board considered RIM’s explanation that the underperformance of the Conservative Strategy Fund, Moderate Strategy Fund
and Balanced Strategy Fund relative to their respective Comparable Funds for the 3-year period was driven by a combination of asset allocation differences and active performance of the Underlying Funds. RIM noted, among other things, that the Funds are designed to be broadly diversified across asset classes to harvest diversification benefits and improve risk-adjusted performance

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Agreements, continued —
(Unaudited)
78 Basis for Approval of Investment Advisory Agreements
over a strategic horizon, and that over the 3-year period, some of these diversified exposures have not been accretive to the Funds’
performance relative to peers. RIM further noted that, incrementally, several of the Underlying Funds underperformed their respective benchmarks and contributed to the underperformance of the Funds. RIM also noted that the Funds’ target strategic asset allocations were modified in 2023, with the objective of improving return potential given the current capital markets environment and capital markets forecasts, and the Funds’ target strategic asset allocations also were modified in 2025.
In evaluating performance, the Board considered each Fund’s and Underlying Fund’s performance not only relative to its Comparable
Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Manager-of-
Managers Underlying Funds’ performance relative to their primary or secondary benchmarks, whichever RIM uses to assess Fund performance, in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. Among the Manager-of-Managers Underlying Funds in which the
Funds were invested as of December 31, 2024, for the 1-year period ended December 31, 2024, the Emerging Markets Fund,
Opportunistic Credit Fund, Investment Grade Bond Fund, Short Duration Bond Fund, Global Real Estate Securities Fund, and
Multi-Strategy Income Fund outperformed their respective benchmarks; for the 3-year period ended December 31, 2024, the Multi-
Strategy Income Fund outperformed its benchmark; and for the 5-year period ended December 31, 2024, the Equity Income Fund,
U.S. Small Cap Equity Fund, Short Duration Bond Fund and Global Real Estate Securities Fund outperformed their respective benchmarks. With respect to the Underlying Funds that are not Manager-of-Managers Underlying Funds, for the 1-year period ended December 31, 2024, the Long Duration Bond Fund outperformed its benchmark, and for the 3-year period ended December
31, 2024, the Multifactor U.S. Equity Fund outperformed its benchmark.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of
Money Managers continues to impact the performance of the Funds and Manager-of-Managers Underlying Funds for periods prior and subsequent to their termination. Further, the Board considered the implementation of additional strategies or refinements to strategies discussed in the Agreement Evaluation Information and/or prior Board meetings that have been and may be employed by
RIM in respect of certain Underlying Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund and Underlying Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Manager-of-Managers Underlying Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Funds’ and Underlying Funds’ underwriter; and
RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the
Manager-of-Managers Underlying Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money
Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted
RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the
Board’s findings as to the acceptability of the Advisory Fee paid by each Manager-of-Managers Underlying Fund; and the fact that each Money Manager’s fee is paid by RIM.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Underlying Fund are acceptable in light of RIM’s assessment of the

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Agreements, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreements 79
quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money
Manager of each Manager-of-Managers Underlying Fund would be in the best interests of the Manager-of-Managers Underlying
Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the
Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Underlying Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Manager-of-Managers
Underlying Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying
Fund.

Russell Investment Company
LifePoints
®
Funds
Adviser and Service Providers — October 31, 2025 (Unaudited)
80 Adviser and Service Providers
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Ellen M. Needham
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Ross Erickson, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
401 Union Street
18th Floor
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included in Note 4 in the Notes to Financial Statements in the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 15.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.  Exhibit List

(a)     Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as codeofethics
(b)    Certification for principal executive officer of registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(c)         Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  December 23, 2025

By:      /s/ Ross Erickson
            Ross Erickson
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Company
Date:  December 23, 2025